UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-12.83%	3.96%	3.41%
Class T (incl. 3.50% sales charge)	-11.00%	4.20%	3.40%
Class B (incl. contingent deferred sales charge) A	-12.50%	4.00%	3.44%
Class C (incl. contingent deferred sales charge) B	-9.05%	4.38%	3.20%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class A on August 31, 1998, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers, who managed the equity subportfolio of Fidelity® Advisor Balanced Fund for the period covered by this report, and Ford O'Neil, manager of the investment-grade bond subportfolio

Riskier investments such as stocks and high-yield debt faltered during the year ending August 31, 2008, as a meltdown in the subprime mortgage market led to a broader credit crisis. In response, investors fled to investment-grade bonds, particularly Treasuries. The U.S. equity market, as measured by the Standard & Poor's 500SM Index, fell 11.14%. Stocks opened the period with a two-month winning streak, but subsequently fell. Meanwhile, energy prices skyrocketed and pressured consumer spending - a major driver of economic growth. As inflation fears soared, the S&P 500® lost nearly 8.5% in June alone. Other major equity benchmarks struggled as well during the year, with the Dow Jones Industrial AverageSM falling 11.35% and the NASDAQ Composite® Index dropping 8.13%. Investment-grade bonds, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -7.52%, -7.77%, -8.31% and -8.22%, respectively (excluding sales charges), versus -4.43% for the Fidelity Balanced 60/40 Composite Index. Overweighting stocks and underweighting bonds detracted. Within bonds, overweighting "spread products," or non-Treasury securities, and underweighting Treasuries hurt. Exposure - both directly and indirectly through Fidelity fixed-income central funds - to asset-backed securities backed by subprime mortgages particularly detracted. A small allocation to high-yield bonds hurt as well. Within the equity subportfolio, which modestly trailed its benchmark, the S&P 500, the fund was hindered by a combination of unrewarding stock picking and an underweighting in the consumer staples sector, as well as by unfavorable picks and an overweighting in financials. Lehman Brothers, Fannie Mae, Freddie Mac - which I sold - and Valero Energy all detracted. Conversely, the subportfolio benefited from solid stock selection and overweightings in energy and materials, as well as from favorable picks in the industrials sector. National Oilwell Varco, fertilizer maker Mosaic, Petrohawk Energy and an underweighting in index component General Electric added value. In bonds, an out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) and our yield-curve positioning helped.

Note to shareholders: Robert Stansky, head of Fidelity's Multi-Manager Group, will become co-portfolio manager on September 9, 2008, replacing Larry Rakers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 967.60	$ 4.90
Hypothetical A	$ 1,000.00	$ 1,020.16	$ 5.03
Class T
Actual	$ 1,000.00	$ 965.90	$ 5.98
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class B
Actual	$ 1,000.00	$ 963.10	$ 8.83
Hypothetical A	$ 1,000.00	$ 1,016.14	$ 9.07
Class C
Actual	$ 1,000.00	$ 963.70	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.34	$ 8.87
Institutional Class
Actual	$ 1,000.00	$ 968.60	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.79%
Class C	1.75%
Institutional Class	.72%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.8	2.4
AT&T, Inc.	1.2	1.4
Bank of America Corp.	1.0	0.8
Valero Energy Corp.	0.9	1.3
JPMorgan Chase & Co.	0.8	0.9
	6.7
Top Five Bond Issuers as of August 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	8.8
Freddie Mac	5.8	4.9
U.S. Treasury Obligations	4.1	6.0
Government National Mortgage Association	1.0	0.7
Wachovia Bank Commercial Mortgage Trust	0.3	0.3
	20.4
Top Five Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.5	16.4
Energy	12.0	11.4
Information Technology	9.5	8.7
Industrials	8.8	8.3
Consumer Discretionary	7.6	6.4
Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Stocks and Investment Companies 65.5%		Stocks 62.9%
	Bonds 40.1%		Bonds 40.3%
	Convertible Securities 0.8%		Convertible Securities 0.5%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (6.6)%		Short-Term Investments and Net Other Assets† (3.8)%
* Foreign investments	10.3%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.3%
ArvinMeritor, Inc.	16,800	$ 252
BorgWarner, Inc.	10,500	434
Gentex Corp.	22,200	354
Johnson Controls, Inc.	58,200	1,800
The Goodyear Tire & Rubber Co. (a)	19,100	375
TRW Automotive Holdings Corp. (a)	9,000	173
		3,388
Automobiles - 0.3%
Bajaj Auto Ltd.	4,419	59
Daimler AG	14,100	823
Fiat SpA	50,800	789
Harley-Davidson, Inc.	9,900	394
Renault SA	10,600	891
Winnebago Industries, Inc.	19,258	219
		3,175
Distributors - 0.0%
LKQ Corp. (a)	10,200	191
Diversified Consumer Services - 0.7%
Carriage Services, Inc. Class A (a)	56,600	246
H&R Block, Inc.	46,300	1,183
Hillenbrand, Inc.	100,483	2,389
Navitas Ltd.	74,803	153
Princeton Review, Inc. (a)	37,742	293
Regis Corp.	45,800	1,258
Service Corp. International	95,000	970
Stewart Enterprises, Inc. Class A	164,202	1,537
		8,029
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	54,600	1,033
Darden Restaurants, Inc.	20,100	589
DineEquity, Inc.	25,880	514
McCormick & Schmick's Seafood Restaurants (a)	20,276	199
McDonald's Corp.	37,300	2,314
Ruth's Chris Steak House, Inc. (a)(e)	46,998	214
Sonic Corp. (a)	27,900	404
Vail Resorts, Inc. (a)	23,600	1,038
WMS Industries, Inc. (a)	15,000	504
		6,809
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.6%
Beazer Homes USA, Inc. (e)	41,200	$ 287
Black & Decker Corp.	16,900	1,069
Centex Corp.	18,700	303
Jarden Corp. (a)	19,200	493
La-Z-Boy, Inc.	22,100	167
Newell Rubbermaid, Inc.	43,300	784
Pulte Homes, Inc.	46,800	679
Snap-On, Inc.	15,700	895
Standard Pacific Corp. (e)	233,236	746
Stanley Furniture Co., Inc.	11,800	97
The Stanley Works	10,800	518
Whirlpool Corp.	23,100	1,879
		7,917
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	126,600	2,050
Hasbro, Inc.	27,400	1,025
		3,075
Media - 1.7%
Aegis Group PLC	95,200	194
Cinemark Holdings, Inc.	37,600	552
Comcast Corp.:
Class A	86,000	1,821
Class A (special) (non-vtg.)	38,930	823
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	994
Informa PLC	38,200	296
Lamar Advertising Co. Class A (a)	12,900	479
Liberty Global, Inc. Class A (a)	25,000	880
Liberty Media Corp. - Entertainment Class A (a)	15,900	442
Live Nation, Inc. (a)(e)	142,587	2,289
News Corp. Class A	75,400	1,068
Scripps Networks Interactive, Inc. Class A	45,900	1,907
The DIRECTV Group, Inc. (a)	36,000	1,016
Time Warner, Inc.	312,409	5,114
Valassis Communications, Inc. (a)(e)	76,340	718
Virgin Media, Inc.	62,700	715
Vivendi	10,053	390
WPP Group PLC	46,600	453
		20,151
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Target Corp.	24,100	$ 1,278
Tuesday Morning Corp. (a)	54,614	230
		1,508
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	34,500	1,485
AnnTaylor Stores Corp. (a)	56,300	1,367
Asbury Automotive Group, Inc.	39,023	474
bebe Stores, Inc.	70,350	682
Collective Brands, Inc. (a)	107,981	1,568
Foot Locker, Inc.	79,900	1,302
Group 1 Automotive, Inc.	5,400	114
Home Depot, Inc.	34,600	938
Lowe's Companies, Inc.	15,600	384
MarineMax, Inc. (a)	51,578	408
OfficeMax, Inc.	52,300	640
PetSmart, Inc.	48,577	1,310
Ross Stores, Inc.	43,579	1,752
Sherwin-Williams Co.	16,800	984
Sonic Automotive, Inc. Class A (sub. vtg.)	34,900	376
Staples, Inc.	103,240	2,498
The Children's Place Retail Stores, Inc. (a)	41,117	1,725
The Game Group PLC	82,731	407
The Men's Wearhouse, Inc.	57,900	1,268
Tween Brands, Inc. (a)	113,500	1,233
Williams-Sonoma, Inc.	14,900	264
		21,179
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,800	341
American Apparel, Inc. (a)	14,500	130
Coach, Inc. (a)	27,700	803
Deckers Outdoor Corp. (a)	657	75
NIKE, Inc. Class B	1,300	79
Polo Ralph Lauren Corp. Class A	1,400	106
VF Corp.	3,800	301
		1,835
TOTAL CONSUMER DISCRETIONARY		77,257
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.0%
Cott Corp. (a)	146,244	$ 278
The Coca-Cola Co.	4,900	255
		533
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	102,788	3,762
Rite Aid Corp. (a)	204,700	248
Safeway, Inc.	9,600	253
SUPERVALU, Inc.	45,900	1,064
Sysco Corp.	34,000	1,082
The Pantry, Inc. (a)	79,465	1,457
Winn-Dixie Stores, Inc. (a)	121,307	1,713
		9,579
Food Products - 1.0%
Bunge Ltd.	11,800	1,054
Campbell Soup Co.	13,000	479
Cermaq ASA	56,700	549
Corn Products International, Inc.	41,500	1,859
Flowers Foods, Inc.	2,200	58
Global Bio-Chem Technology Group Co. Ltd.	1,018,000	387
Leroy Seafood Group ASA (e)	45,700	676
Lighthouse Caledonia ASA	115,021	115
Marine Harvest ASA (a)	3,374,100	2,364
McCormick & Co., Inc. (non-vtg.)	17,700	716
Nestle SA (Reg.)	19,578	864
Ralcorp Holdings, Inc. (a)	5,600	344
Smithfield Foods, Inc. (a)	63,389	1,275
TreeHouse Foods, Inc. (a)	7,700	214
Tyson Foods, Inc. Class A	101,800	1,478
		12,432
Household Products - 0.9%
Central Garden & Pet Co. (a)	89,855	504
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	631
Clorox Co.	6,300	372
Energizer Holdings, Inc. (a)	17,800	1,512
Kimberly-Clark Corp.	11,200	691
Procter & Gamble Co.	95,673	6,675
		10,385
Personal Products - 0.4%
Avon Products, Inc.	69,200	2,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Dabur India Ltd.	39,155	$ 82
Estee Lauder Companies, Inc. Class A	23,400	1,165
		4,211
Tobacco - 0.3%
Imperial Tobacco Group PLC	23,600	779
Philip Morris International, Inc.	55,970	3,006
		3,785
TOTAL CONSUMER STAPLES		40,925
ENERGY - 10.9%
Energy Equipment & Services - 5.2%
AMEC PLC	41,700	642
BJ Services Co.	57,700	1,549
ENGlobal Corp. (a)	19,268	334
ENSCO International, Inc.	9,557	648
Exterran Holdings, Inc. (a)	21,467	981
Global Industries Ltd. (a)	96,089	929
Halliburton Co.	36,400	1,599
Helix Energy Solutions Group, Inc. (a)	22,300	686
Hercules Offshore, Inc. (a)	10,100	223
Nabors Industries Ltd. (a)	20,600	733
National Oilwell Varco, Inc. (a)	452,000	33,326
Noble Corp.	14,542	731
Oceaneering International, Inc. (a)	8,600	537
Parker Drilling Co. (a)	190,471	1,766
Petroleum Geo-Services ASA (a)	52,800	1,142
Pride International, Inc. (a)	106,988	4,109
Smith International, Inc.	56,600	3,945
Superior Energy Services, Inc. (a)	35,656	1,677
Tidewater, Inc.	32,600	1,978
Weatherford International Ltd. (a)	136,900	5,282
		62,817
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	7,900	783
Arch Coal, Inc.	23,675	1,284
Aurora Oil & Gas Corp. (a)	348,592	70
Boardwalk Pipeline Partners, LP	22,311	548
Cabot Oil & Gas Corp.	32,500	1,444
Canadian Natural Resources Ltd.	15,800	1,349
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	130,686	$ 6,325
Comstock Resources, Inc. (a)	14,300	929
Concho Resources, Inc.	19,000	621
Concho Resources, Inc. (l)	29,582	870
Denbury Resources, Inc. (a)	33,900	844
El Paso Pipeline Partners LP	18,700	345
Ellora Energy, Inc. (a)(f)	106,700	1,103
Encore Acquisition Co. (a)	12,662	653
Energy Transfer Equity LP	29,900	863
ENI SpA	8,800	285
Evergreen Energy, Inc. (a)(e)	191,500	345
Forest Oil Corp. (a)	22,200	1,264
Foundation Coal Holdings, Inc.	29,300	1,733
GMX Resources, Inc. (a)	6,800	461
Goodrich Petroleum Corp. (a)	35,200	1,790
Hess Corp.	25,682	2,689
James River Coal Co. (a)(e)	17,508	738
Kodiak Oil & Gas Corp. (a)	129,910	377
McMoRan Exploration Co. (a)	36,501	998
Nexen, Inc.	49,900	1,564
OAO Gazprom sponsored ADR	17,450	678
OPTI Canada, Inc. (a)	62,300	1,129
Peabody Energy Corp.	13,900	875
Penn Virginia Corp.	10,700	708
Petrohawk Energy Corp. (a)	216,335	7,487
Plains Exploration & Production Co. (a)	33,400	1,800
Quicksilver Gas Services LP	4,700	100
Quicksilver Resources, Inc. (a)	58,300	1,410
Range Resources Corp.	63,350	2,941
Reliance Industries Ltd.	9,737	474
Southwestern Energy Co. (a)	68,100	2,613
Sunoco, Inc. (e)	44,750	1,986
Talisman Energy, Inc.	11,200	198
Tesoro Corp.	20,600	382
Ultra Petroleum Corp. (a)	34,600	2,358
Uranium One, Inc. (a)	33,800	145
Valero Energy Corp.	310,300	10,786
Western Gas Partners LP	4,100	63
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	96,786	$ 875
Williams Companies, Inc.	20,600	636
		67,919
TOTAL ENERGY		130,736
FINANCIALS - 12.3%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)(e)	14,600	1,390
Ameriprise Financial, Inc.	18,920	850
Bank of New York Mellon Corp.	152,662	5,284
Bank Sarasin & Co. Ltd. Series B (Reg.)	20,159	870
Charles Schwab Corp.	30,600	734
Cohen & Steers, Inc. (e)	15,000	437
EFG International	23,846	725
Fortress Investment Group LLC	77,634	780
Franklin Resources, Inc.	28,800	3,010
GLG Partners, Inc.	30,300	251
Goldman Sachs Group, Inc.	23,300	3,821
Julius Baer Holding AG	25,438	1,555
Legg Mason, Inc.	19,500	868
Lehman Brothers Holdings, Inc.	162,278	2,611
Merrill Lynch & Co., Inc.	64,900	1,840
Morgan Stanley	38,900	1,588
State Street Corp.	39,585	2,679
T. Rowe Price Group, Inc.	45,062	2,675
The Blackstone Group LP	49,200	880
		32,848
Commercial Banks - 1.7%
Associated Banc-Corp.	20,400	357
Banco do Brasil SA	10,400	151
Capitol Bancorp Ltd. (e)	54,932	844
Center Financial Corp., California	23,300	314
Fifth Third Bancorp	291,800	4,605
Huntington Bancshares, Inc.	37,600	275
M&T Bank Corp.	6,400	457
Mitsubishi UFJ Financial Group, Inc.	116,200	883
PacWest Bancorp	12,800	290
PNC Financial Services Group, Inc.	32,300	2,324
Prosperity Bancshares, Inc.	14,600	467
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp., Washington	52,504	$ 535
Sumitomo Mitsui Financial Group, Inc.	142	860
UCBH Holdings, Inc.	168,581	986
Union Bank of India	12,290	42
Wachovia Corp.	408,963	6,498
Wilshire Bancorp, Inc.	9,221	125
Wintrust Financial Corp.	27,200	632
		20,645
Consumer Finance - 0.4%
ACOM Co. Ltd.	30,170	840
American Express Co.	14,900	591
Capital One Financial Corp.	35,100	1,549
Discover Financial Services	49,600	816
Promise Co. Ltd.	36,200	811
SLM Corp. (a)	25,300	418
		5,025
Diversified Financial Services - 3.0%
Bajaj Holdings & Investment Ltd.	12,539	140
Bank of America Corp.	404,461	12,595
BM&F BOVESPA SA	166,142	1,272
CIT Group, Inc.	146,300	1,508
CME Group, Inc.	4,700	1,576
Deutsche Boerse AG	7,000	666
IntercontinentalExchange, Inc. (a)	9,500	836
JPMorgan Chase & Co.	235,980	9,083
Kotak Mahindra Bank Ltd. sponsored GDR (f)	8,435	116
Onex Corp. (sub. vtg.)	11,600	312
PICO Holdings, Inc. (a)	169,116	8,057
		36,161
Insurance - 1.8%
ACE Ltd.	14,740	775
Admiral Group PLC	16,400	290
AMBAC Financial Group, Inc.	68,400	490
American International Group, Inc.	345,033	7,415
Argo Group International Holdings, Ltd. (a)	800	30
Assured Guaranty Ltd.	7,800	127
Hartford Financial Services Group, Inc.	27,800	1,754
IPC Holdings Ltd.	12,600	399
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
LandAmerica Financial Group, Inc.	48,460	$ 831
Maiden Holdings Ltd. (f)	52,100	340
MBIA, Inc. (e)	83,000	1,346
MetLife, Inc.	27,000	1,463
Montpelier Re Holdings Ltd.	32,800	531
National Financial Partners Corp. (e)	29,420	593
Principal Financial Group, Inc.	29,100	1,332
Prudential Financial, Inc.	22,000	1,622
T&D Holdings, Inc.	15,600	819
XL Capital Ltd. Class A	51,400	1,033
		21,190
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	8,600	926
Annaly Capital Management, Inc.	107,100	1,602
CapitalSource, Inc.	151,700	1,908
Chimera Investment Corp.	18,260	116
Developers Diversified Realty Corp.	38,600	1,293
Duke Realty LP	37,900	949
General Growth Properties, Inc.	61,000	1,582
HCP, Inc.	20,400	739
Healthcare Realty Trust, Inc.	25,500	731
Highwoods Properties, Inc. (SBI)	21,000	762
Home Properties, Inc.	5,300	280
MFA Mortgage Investments, Inc.	90,600	616
ProLogis Trust	11,800	508
Public Storage	10,000	883
Senior Housing Properties Trust (SBI)	18,600	403
Simon Property Group, Inc.	4,700	446
SL Green Realty Corp.	12,200	1,049
UDR, Inc.	62,876	1,558
Vornado Realty Trust	14,600	1,452
		17,803
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	122,900	1,606
Forestar Real Estate Group, Inc. (a)	40,428	815
Jones Lang LaSalle, Inc.	18,612	927
Norwegian Property ASA	24,900	94
The St. Joe Co. (e)	18,500	689
		4,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	246,636	$ 1,687
Hudson City Bancorp, Inc.	68,400	1,261
MGIC Investment Corp.	71,200	599
New York Community Bancorp, Inc.	61,600	1,016
People's United Financial, Inc.	117,192	2,100
Washington Federal, Inc.	64,874	1,118
Washington Mutual, Inc.	621,428	2,517
		10,298
TOTAL FINANCIALS		148,101
HEALTH CARE - 6.1%
Biotechnology - 1.4%
Amgen, Inc. (a)	90,900	5,713
Biogen Idec, Inc. (a)	23,200	1,182
Cephalon, Inc. (a)	33,384	2,558
Cubist Pharmaceuticals, Inc. (a)	36,816	811
DUSA Pharmaceuticals, Inc. (a)	88,321	147
Genentech, Inc. (a)	13,100	1,294
Gilead Sciences, Inc. (a)	23,900	1,259
Myriad Genetics, Inc. (a)	12,600	859
Omrix Biopharmaceuticals, Inc. (a)	1,800	41
Theravance, Inc. (a)	97,835	1,333
Vertex Pharmaceuticals, Inc. (a)	45,100	1,211
		16,408
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	10,520	1,791
American Medical Systems Holdings, Inc. (a)	125,100	2,227
Baxter International, Inc.	8,600	583
Boston Scientific Corp. (a)	13,000	163
Covidien Ltd.	59,500	3,217
Hill-Rom Holdings, Inc.	43,227	1,294
Immucor, Inc. (a)	8,400	271
Integra LifeSciences Holdings Corp. (a)	34,800	1,687
Inverness Medical Innovations, Inc. (a)	40,628	1,443
Kinetic Concepts, Inc. (a)	30,200	1,062
Medtronic, Inc.	14,900	814
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Micrus Endovascular Corp. (a)	9,918	$ 125
Quidel Corp. (a)	13,823	270
Smith & Nephew PLC	80,900	971
Sonova Holding AG	15,329	1,114
		17,032
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	8,352	241
Brookdale Senior Living, Inc.	69,334	1,529
Coventry Health Care, Inc. (a)	9,600	336
DaVita, Inc. (a)	13,500	775
Express Scripts, Inc. (a)	11,447	840
HealthSouth Corp. (a)(e)	43,656	785
Humana, Inc. (a)	20,386	946
McKesson Corp.	23,900	1,381
Medco Health Solutions, Inc. (a)	13,400	628
NightHawk Radiology Holdings, Inc. (a)	46,000	392
Patterson Companies, Inc. (a)	15,600	508
Pediatrix Medical Group, Inc. (a)	16,581	944
PSS World Medical, Inc. (a)	38,800	709
Sunrise Senior Living, Inc. (a)	58,475	1,189
Tenet Healthcare Corp. (a)	110,018	663
UnitedHealth Group, Inc.	60,195	1,833
Universal American Financial Corp. (a)	48,564	640
Universal Health Services, Inc. Class B	17,979	1,111
VCA Antech, Inc. (a)	38,600	1,187
WellPoint, Inc. (a)	21,400	1,130
		17,767
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	34,300	492
IMS Health, Inc.	9,589	213
		705
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp. (a)	65,496	1,011
Charles River Laboratories International, Inc. (a)	21,800	1,430
Pharmaceutical Product Development, Inc.	18,774	766
Thermo Fisher Scientific, Inc. (a)	15,400	933
Varian, Inc. (a)	9,600	477
		4,617
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Allergan, Inc.	20,000	$ 1,117
Alpharma, Inc. Class A (a)	58,790	2,099
Cipla Ltd.	33,146	181
Endo Pharmaceuticals Holdings, Inc. (a)	34,195	777
Jazz Pharmaceuticals, Inc. (a)(e)	48,200	342
Merck & Co., Inc.	82,020	2,926
Mylan, Inc. (a)(e)	48,500	625
Pfizer, Inc.	95,000	1,815
Schering-Plough Corp.	60,500	1,174
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,400	256
Wyeth	114,000	4,934
XenoPort, Inc. (a)	14,400	703
		16,949
TOTAL HEALTH CARE		73,478
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	900	48
Finmeccanica SpA	31,000	832
General Dynamics Corp.	17,900	1,652
Heico Corp. Class A	16,868	486
Honeywell International, Inc.	39,200	1,967
Lockheed Martin Corp.	17,200	2,003
Northrop Grumman Corp.	24,400	1,680
Orbital Sciences Corp. (a)	47,069	1,245
Raytheon Co.	50,025	3,001
Rockwell Collins, Inc.	14,800	778
Spirit AeroSystems Holdings, Inc. Class A (a)	38,200	871
TransDigm Group, Inc. (a)	1,400	53
United Technologies Corp.	65,700	4,309
		18,925
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,500	495
FedEx Corp.	17,300	1,433
Forward Air Corp.	42,214	1,490
United Parcel Service, Inc. Class B	20,900	1,340
UTI Worldwide, Inc.	13,449	270
		5,028
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
AirTran Holdings, Inc. (a)	88,400	$ 212
Delta Air Lines, Inc. (a)	116,700	949
easyJet PLC (a)	16,500	99
Northwest Airlines Corp. (a)	110,700	1,083
US Airways Group, Inc. (a)	45,300	385
		2,728
Building Products - 0.1%
Masco Corp.	55,700	1,062
Owens Corning (a)	22,200	537
		1,599
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	73,588	625
Allied Waste Industries, Inc. (a)	59,000	793
Avery Dennison Corp.	18,100	873
Clean Harbors, Inc. (a)	9,913	804
Consolidated Graphics, Inc. (a)	3,200	124
Copart, Inc. (a)	10,100	445
Covanta Holding Corp. (a)	18,400	512
Diamond Management & Technology Consultants, Inc.	23,953	143
Equifax, Inc.	23,700	837
GeoEye, Inc. (a)	40,954	1,014
R.R. Donnelley & Sons Co.	27,400	764
Republic Services, Inc.	28,300	930
Robert Half International, Inc.	22,200	568
The Brink's Co.	20,664	1,442
Waste Management, Inc.	31,500	1,108
		10,982
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	117,083	3,749
Dycom Industries, Inc. (a)	66,200	1,061
Fluor Corp.	29,700	2,380
Great Lakes Dredge & Dock Corp.	213,268	1,597
Shaw Group, Inc. (a)	98,300	4,870
URS Corp. (a)	140,695	6,748
		20,405
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	34,000	835
Acuity Brands, Inc.	18,800	818
Cooper Industries Ltd. Class A	48,500	2,311
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	92,700	$ 1,653
Renewable Energy Corp. AS (a)	57,764	1,795
Saft Groupe SA	20,599	899
Vestas Wind Systems AS (a)	9,100	1,239
Zumtobel AG	48,565	784
		10,334
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	34,475	1,197
Siemens AG sponsored ADR	18,500	2,013
Tyco International Ltd.	4,500	193
		3,403
Machinery - 0.9%
Bucyrus International, Inc. Class A	4,400	307
CIRCOR International, Inc.	25,600	1,543
Colfax Corp.	13,200	325
Cummins, Inc.	33,700	2,196
Danaher Corp.	12,300	1,003
Eaton Corp.	10,700	783
Flowserve Corp.	3,200	423
Force Protection, Inc. (a)(e)	169,015	673
Ingersoll-Rand Co. Ltd. Class A	29,400	1,086
Navistar International Corp. (a)	28,700	1,593
Oshkosh Co.	8,100	125
Sulzer AG (Reg.)	4,225	522
Vallourec SA	1,600	448
		11,027
Marine - 0.3%
Alexander & Baldwin, Inc.	36,188	1,619
American Commercial Lines, Inc. (a)(e)	66,195	815
Navios Maritime Holdings, Inc.	53,000	560
		2,994
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	12,400	1,332
Canadian Pacific Railway Ltd.	14,200	866
Con-way, Inc.	20,600	1,011
J.B. Hunt Transport Services, Inc.	28,500	1,039
Union Pacific Corp.	25,300	2,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc. (a)	60,340	$ 1,486
YRC Worldwide, Inc. (a)	98,173	1,777
		9,634
TOTAL INDUSTRIALS		97,059
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.2%
Adtran, Inc.	65,096	1,484
Alcatel-Lucent SA sponsored ADR (a)	37,979	235
Cisco Systems, Inc. (a)	202,800	4,877
Comverse Technology, Inc. (a)	88,400	1,221
Finisar Corp. (a)	192,767	280
Harris Corp.	43,000	2,251
Juniper Networks, Inc. (a)	53,900	1,385
Motorola, Inc.	164,600	1,551
Powerwave Technologies, Inc. (a)	232,003	1,172
		14,456
Computers & Peripherals - 0.9%
Apple, Inc. (a)	17,337	2,939
Diebold, Inc.	23,400	928
Hewlett-Packard Co.	64,600	3,031
NCR Corp. (a)	80,600	2,133
SanDisk Corp. (a)	56,211	813
Western Digital Corp. (a)	49,200	1,341
		11,185
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	77,200	3,669
Arrow Electronics, Inc. (a)	34,600	1,148
Avnet, Inc. (a)	79,400	2,330
Bell Microproducts, Inc. (a)	100,436	221
Cogent, Inc. (a)	74,000	814
Flextronics International Ltd. (a)	103,300	921
HannStar Display Corp.	33,000	9
Ingram Micro, Inc. Class A (a)	78,400	1,483
Itron, Inc. (a)	49,636	5,141
Tyco Electronics Ltd.	46,600	1,534
		17,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	66,767	$ 274
DealerTrack Holdings, Inc. (a)	19,267	355
Google, Inc. Class A (sub. vtg.) (a)	6,200	2,872
Open Text Corp. (a)	27,300	970
VeriSign, Inc. (a)	51,100	1,634
		6,105
IT Services - 1.3%
Accenture Ltd. Class A	22,300	922
CACI International, Inc. Class A (a)	25,024	1,267
Cognizant Technology Solutions Corp. Class A (a)	18,500	542
Lender Processing Services, Inc.	3,600	120
NeuStar, Inc. Class A (a)(e)	14,400	346
Patni Computer Systems Ltd. sponsored ADR	30,700	333
Perot Systems Corp. Class A (a)	106,884	1,903
Sapient Corp. (a)	110,300	1,022
Satyam Computer Services Ltd. sponsored ADR	42,700	951
SRA International, Inc. Class A (a)	83,700	1,965
The Western Union Co.	38,000	1,050
Unisys Corp. (a)	305,628	1,250
Visa, Inc.	48,800	3,704
WNS Holdings Ltd. ADR (a)	29,000	394
		15,769
Office Electronics - 0.1%
Xerox Corp.	80,500	1,121
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	41,900	949
Analog Devices, Inc.	41,000	1,146
Applied Materials, Inc.	47,900	858
ASAT Holdings Ltd.	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	1,200	28
Atmel Corp. (a)	805,957	3,377
Axcelis Technologies, Inc. (a)	203,368	962
Credence Systems Corp. (a)	313,158	354
Cymer, Inc. (a)	23,900	716
Cypress Semiconductor Corp. (a)	139,400	4,519
Fairchild Semiconductor International, Inc. (a)	112,100	1,406
FormFactor, Inc. (a)	42,130	808
Hittite Microwave Corp. (a)	27,362	968
Intersil Corp. Class A	23,900	560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	33,500	$ 1,231
LTX Corp. (a)	204,300	366
Maxim Integrated Products, Inc.	149,300	3,068
Microchip Technology, Inc.	39,800	1,274
Micron Technology, Inc. (a)	75,900	322
National Semiconductor Corp.	94,000	2,014
ON Semiconductor Corp. (a)	169,761	1,608
Rudolph Technologies, Inc. (a)	43,948	371
Samsung Electronics Co. Ltd.	1,070	502
Semitool, Inc. (a)	61,275	591
Spansion, Inc. Class A (a)	92,043	207
Teradyne, Inc. (a)	170,900	1,594
Varian Semiconductor Equipment Associates, Inc. (a)	112,800	3,643
Xilinx, Inc.	45,600	1,185
		34,627
Software - 0.8%
Adobe Systems, Inc. (a)	14,300	612
CA, Inc.	34,600	827
Cadence Design Systems, Inc. (a)	13,400	107
McAfee, Inc. (a)	26,800	1,060
Misys PLC	243,400	744
Nintendo Co. Ltd.	1,350	660
Oracle Corp. (a)	64,700	1,419
Quest Software, Inc. (a)	94,500	1,398
Sourcefire, Inc. (a)	82,237	646
Symantec Corp. (a)	18,300	408
THQ, Inc. (a)	113,340	1,736
		9,617
TOTAL INFORMATION TECHNOLOGY		110,150
MATERIALS - 3.8%
Chemicals - 2.0%
Airgas, Inc.	13,500	800
Albemarle Corp.	26,000	1,033
Arkema sponsored ADR	21,800	1,030
Ashland, Inc.	2,500	102
Calgon Carbon Corp. (a)	62,016	1,323
Celanese Corp. Class A	73,100	2,819
CF Industries Holdings, Inc.	6,600	1,006
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	124,000	$ 817
Georgia Gulf Corp.	24,705	83
Israel Chemicals Ltd.	48,800	817
Linde AG	1,100	139
Monsanto Co.	36,300	4,147
Solutia, Inc. (a)	62,000	1,042
Spartech Corp.	78,637	828
Symrise AG	29,300	507
Terra Industries, Inc.	5,100	256
The Mosaic Co.	48,600	5,188
Tokai Carbon Co. Ltd.	40,000	410
Valspar Corp.	40,500	958
W.R. Grace & Co. (a)	11,230	295
		23,600
Containers & Packaging - 0.3%
Pactiv Corp. (a)	44,700	1,201
Rock-Tenn Co. Class A	32,800	1,203
Temple-Inland, Inc.	86,669	1,448
		3,852
Metals & Mining - 1.5%
Alamos Gold, Inc. (a)	142,600	826
Alcoa, Inc.	49,400	1,587
Anglo Platinum Ltd.	5,400	683
ArcelorMittal SA (NY Shares) Class A	13,408	1,054
Century Aluminum Co. (a)	24,800	1,209
Compass Minerals International, Inc.	1,100	76
Eldorado Gold Corp. (a)	75,000	596
Freeport-McMoRan Copper & Gold, Inc. Class B	19,400	1,733
Gabriel Resources Ltd. (a)	107,900	228
IAMGOLD Corp.	13,400	88
Ivanhoe Mines Ltd. (a)	98,300	1,106
Labrador Iron Ore Royal, Inc. Fund	1,900	100
Lihir Gold Ltd. (a)	203,837	418
New Gold, Inc. (a)	15,600	82
Newcrest Mining Ltd.	43,486	1,023
Polymet Mining Corp. (a)	28,100	93
Reliance Steel & Aluminum Co.	17,000	969
Silver Wheaton Corp. (a)	21,000	243
Steel Dynamics, Inc.	16,290	404
Stillwater Mining Co. (a)(e)	49,915	372
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ternium SA sponsored ADR	1,600	$ 53
Timminco Ltd. (a)	23,400	328
Titanium Metals Corp. (e)	156,157	2,250
United States Steel Corp.	6,200	825
Yamana Gold, Inc.	135,844	1,475
		17,821
TOTAL MATERIALS		45,273
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	445,388	14,248
Cincinnati Bell, Inc. (a)	297,821	1,162
Qwest Communications International, Inc.	344,500	1,302
Telefonica SA	24,400	603
Verizon Communications, Inc.	192,800	6,771
		24,086
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	18,880	780
NII Holdings, Inc. (a)	12,300	646
Vivo Participacoes SA (PN) sponsored ADR	20,900	109
		1,535
TOTAL TELECOMMUNICATION SERVICES		25,621
UTILITIES - 3.1%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	21,500	975
E.ON AG	18,000	1,052
Edison International	23,900	1,097
Entergy Corp.	19,100	1,975
Exelon Corp.	44,300	3,365
FirstEnergy Corp.	12,000	872
PPL Corp.	52,500	2,298
Public Power Corp. of Greece	16,700	422
		12,056
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
Equitable Resources, Inc.	27,600	$ 1,378
Questar Corp.	12,900	669
		2,047
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	172,600	2,634
Constellation Energy Group, Inc.	48,300	3,222
NRG Energy, Inc. (a)	230,682	8,683
Reliant Energy, Inc. (a)	200,100	3,408
		17,947
Multi-Utilities - 0.4%
CMS Energy Corp.	68,500	930
OGE Energy Corp.	11,703	394
Public Service Enterprise Group, Inc.	45,600	1,859
RWE AG	8,300	896
Sempra Energy	12,300	712
Wisconsin Energy Corp.	12,300	575
		5,366
TOTAL UTILITIES		37,416
TOTAL COMMON STOCKS (Cost $769,793)		786,016
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6.75%	2,400	443
FINANCIALS - 0.5%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	18,500	788
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	200	165
Huntington Bancshares, Inc. 8.50%	1,200	953
KeyCorp Series A, 7.75%	10,100	1,015
Wachovia Corp. 7.50%	900	739
		2,872
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,900	684
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	74,600	$ 1,240
Washington Mutual, Inc. Series R, 7.75%	500	186
		1,426
TOTAL FINANCIALS		5,770
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	9,500	1,237
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,314)		7,450
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,450)	150,493	1,819
Corporate Bonds - 4.3%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 480	248
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	517
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	430	525
TOTAL HEALTH CARE		1,042
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	460	404
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 270	$ 378
TOTAL CONVERTIBLE BONDS		2,072
Nonconvertible Bonds - 4.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	337
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	81
Newell Rubbermaid, Inc. 6.25% 4/15/18	130	118
		199
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	500
Comcast Corp. 6.45% 3/15/37	959	884
COX Communications, Inc. 6.45% 12/1/36 (f)	240	225
News America Holdings, Inc. 7.75% 12/1/45	510	525
News America, Inc.:
6.15% 3/1/37	235	213
6.2% 12/15/34	990	900
Time Warner Cable, Inc.:
5.85% 5/1/17	363	347
6.75% 7/1/18	430	434
7.3% 7/1/38	360	362
Time Warner, Inc. 6.5% 11/15/36	290	256
Viacom, Inc.:
6.125% 10/5/17	310	292
6.75% 10/5/37	105	94
		5,032
TOTAL CONSUMER DISCRETIONARY		5,568
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17	489	485
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (i)	790	671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	$ 336	$ 330
Kraft Foods, Inc.:
6% 2/11/13	470	481
6.125% 2/1/18	296	291
6.875% 2/1/38	636	622
		1,724
Tobacco - 0.1%
Philip Morris International, Inc.:
4.875% 5/16/13	291	288
5.65% 5/16/18	275	271
6.375% 5/16/38	466	458
Reynolds American, Inc. 7.25% 6/15/37	435	429
		1,446
TOTAL CONSUMER STAPLES		4,326
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 7% 3/15/38	245	244
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	142
Duke Capital LLC 6.75% 2/15/32	485	454
Duke Energy Field Services 6.45% 11/3/36 (f)	470	427
Nakilat, Inc. 6.067% 12/31/33 (f)	515	450
Nexen, Inc.:
5.875% 3/10/35	355	301
6.4% 5/15/37	290	260
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	249
Pemex Project Funding Master Trust 3.2806% 12/3/12 (f)(i)	200	195
Petro-Canada:
6.05% 5/15/18	150	145
6.8% 5/15/38	395	376
Plains All American Pipeline LP:
6.125% 1/15/17	205	200
6.65% 1/15/37	320	289
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 385	$ 382
6.85% 6/1/39	400	401
TEPPCO Partners LP 7.55% 4/15/38	375	377
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	318
Valero Energy Corp. 6.625% 6/15/37	215	190
XTO Energy, Inc. 6.75% 8/1/37	400	377
		5,878
TOTAL ENERGY		6,122
FINANCIALS - 1.4%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	805
BlackRock, Inc. 6.25% 9/15/17	490	481
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	453
6.75% 10/1/37	865	761
JPMorgan Chase Capital XX 6.55% 9/29/36	235	193
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,729
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17	215	193
6.875% 5/2/18	255	237
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	125	118
6.875% 4/25/18	21	19
Morgan Stanley 4.75% 4/1/14	220	193
Northern Trust Corp. 5.5% 8/15/13	90	92
UBS AG Stamford Branch:
5.75% 4/25/18	475	455
5.875% 12/20/17	390	380
		6,109
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	220	200
Credit Suisse First Boston 6% 2/15/18	610	585
HBOS PLC 6.75% 5/21/18 (f)	380	343
HSBC Holdings PLC 6.5% 9/15/37	575	524
Standard Chartered Bank 6.4% 9/26/17 (f)	774	733
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 783
Wells Fargo & Co. 5.625% 12/11/17	595	572
		3,740
Consumer Finance - 0.3%
American Express Co. 8.15% 3/19/38	390	398
American General Finance Corp. 6.9% 12/15/17	295	236
General Electric Capital Corp.:
5.625% 9/15/17	325	318
5.875% 1/14/38	900	810
6.375% 11/15/67 (i)	500	458
SLM Corp.:
2.94% 7/27/09 (i)	148	140
2.96% 7/26/10 (i)	564	508
4% 1/15/09	135	134
4.5% 7/26/10	325	296
		3,298
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	260	243
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	230
6.375% 5/15/38	290	290
International Lease Finance Corp. 5.65% 6/1/14	90	75
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(i)	500	431
		1,269
Insurance - 0.1%
American International Group, Inc.:
5.85% 1/16/18	500	421
8.175% 5/15/58 (f)(i)	305	236
The Chubb Corp.:
5.75% 5/15/18	160	154
6.5% 5/15/38	135	128
		939
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.4% 8/15/14	210	192
5.95% 2/15/17	35	32
6.25% 5/15/13	275	271
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 285	$ 266
Liberty Property LP 6.625% 10/1/17	245	229
UDR, Inc. 5.5% 4/1/14	405	382
		1,372
Real Estate Management & Development - 0.0%
ERP Operating LP:
5.375% 8/1/16	95	85
5.5% 10/1/12	135	130
5.75% 6/15/17	280	252
		467
Thrifts & Mortgage Finance - 0.0%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	243	237
TOTAL FINANCIALS		17,431
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17	265	275
6.45% 9/15/37	195	200
		475
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	780	749
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	443
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	245	249
General Electric Co. 5.25% 12/6/17	890	860
		1,109
TOTAL INDUSTRIALS		2,301
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	$ 140	$ 141
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	274	276
7.125% 7/15/28	346	351
United States Steel Corp. 6.65% 6/1/37	335	284
Vale Overseas Ltd. 6.25% 1/23/17	485	485
		1,396
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
6.3% 1/15/38	548	517
6.8% 5/15/36	1,100	1,093
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	92
British Telecommunications PLC 9.125% 12/15/30	625	736
SBC Communications, Inc.:
6.15% 9/15/34	525	489
6.45% 6/15/34	640	612
Sprint Capital Corp. 6.875% 11/15/28	1,149	977
Telecom Italia Capital SA 7.2% 7/18/36	385	354
Telefonica Emisiones SAU 7.045% 6/20/36	234	238
Verizon Communications, Inc.:
6.1% 4/15/18	235	234
6.25% 4/1/37	187	172
6.4% 2/15/38	341	317
6.9% 4/15/38	260	257
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,053
		7,141
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	96
TOTAL TELECOMMUNICATION SERVICES		7,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Electric Utilities - 0.3%
Commonwealth Edison Co.:
5.4% 12/15/11	$ 321	$ 325
5.8% 3/15/18	435	424
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	233
6.05% 4/15/38	176	172
EDP Finance BV 6% 2/2/18 (f)	380	377
Enel Finance International SA:
6.25% 9/15/17 (f)	195	198
6.8% 9/15/37 (f)	608	618
Illinois Power Co. 6.125% 11/15/17	165	158
Nevada Power Co. 6.5% 5/15/18	165	165
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	235	198
Southern California Edison Co. 5.95% 2/1/38	225	223
		3,091
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	302
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	193
6.5% 9/15/37	445	444
NiSource Finance Corp. 5.45% 9/15/20	335	286
		923
TOTAL UTILITIES		4,316
TOTAL NONCONVERTIBLE BONDS		49,313
TOTAL CORPORATE BONDS (Cost $54,047)		51,385
U.S. Government and Government Agency Obligations - 5.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae 5% 2/16/12	2,000	2,080
Freddie Mac:
3.5% 5/29/13	15,770	15,379
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4% 6/12/13	$ 2,342	$ 2,333
5.25% 7/18/11	1,896	1,985
5.75% 1/15/12	2,024	2,157
Tennessee Valley Authority 5.375% 4/1/56	405	415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,349
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,724	21,480
2.625% 7/15/17	2,111	2,287
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		23,767
U.S. Treasury Obligations - 1.8%
U.S. Treasury Notes:
3.125% 8/31/13 (g)	7,485	7,487
3.375% 6/30/13 (e)	13,554	13,745
TOTAL U.S. TREASURY OBLIGATIONS		21,232
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,443)		69,348
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 2.7%
4.5% 4/1/20	176	173
5% 12/1/21 to 5/1/22	3,519	3,490
5.5% 9/1/38 (g)	10,000	9,870
5.5% 9/1/38 (g)	10,000	9,870
5.616% 7/1/37 (i)	106	108
6% 11/1/32 to 10/1/37	8,817	8,927
6.028% 4/1/36 (i)	81	83
6.252% 6/1/36 (i)	27	27
6.309% 4/1/36 (i)	79	81
TOTAL FANNIE MAE		32,629
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.4%
5.735% 10/1/35 (i)	$ 46	$ 47
5.853% 6/1/36 (i)	95	97
5.984% 7/1/37 (i)	474	483
6% 9/1/38 (g)	16,000	16,125
6.045% 6/1/36 (i)	90	92
6.063% 4/1/36 (i)	150	153
6.11% 6/1/36 (i)	87	89
TOTAL FREDDIE MAC		17,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,110)		49,715
Asset-Backed Securities - 0.0%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.8719% 11/25/50 (i)	22	18
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	100
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (f)(i)	470	451
TOTAL ASSET-BACKED SECURITIES (Cost $591)		569
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (i)	79	74
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (i)	121	113
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (i)	156	147
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (i)	201	185
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1082% 6/25/35 (i)	103	94
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (i)	$ 178	$ 163
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (i)	66	61
TOTAL PRIVATE SPONSOR		837
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	348	355
Series 2002-9 Class PC, 6% 3/25/17	52	54
TOTAL U.S. GOVERNMENT AGENCY		409
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,294)		1,246
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	175	169
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	393
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	693	680
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	435	420
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.6687% 1/15/37 (f)(i)(k)	5,049	105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	463
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	94	94
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	426
Morgan Stanley Capital I Trust Series 2007-HQ12 Class A2, 5.6325% 4/12/49 (i)	535	518
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	423	413
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	$ 355	$ 326
Series 2007-C32 Class A2, 5.7357% 6/15/49 (i)	140	136
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	350	322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,512)		4,465
Fixed-Income Funds - 19.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	156,130	13,170
Fidelity Commercial Mortgage-Backed Securities Central Fund (j)	291,433	25,879
Fidelity Corporate Bond 1-10 Year Central Fund (j)	585,427	56,418
Fidelity High Income Central Fund 2 (j)	200,117	19,738
Fidelity Mortgage Backed Securities Central Fund (j)	898,549	88,196
Fidelity Ultra-Short Central Fund (j)	330,506	27,012
TOTAL FIXED-INCOME FUNDS (Cost $246,813)		230,413
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 2.31% (b)	43,577,344	43,577
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(d)	11,575,076	11,575
TOTAL MONEY MARKET FUNDS (Cost $55,152)		55,152
Cash Equivalents - 0.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $10,362)	$ 10,364	$ 10,362
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,272,881)		1,267,940
NET OTHER ASSETS - (5.5)%		(66,003)
NET ASSETS - 100%		$ 1,201,937
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34	Dec. 2034	$ 57	(48)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	1
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	24
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	$ 214	$ 7
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	200	(3)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%	March 2013	200	(3)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	200	(1)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	300	(273)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	200	(182)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(104)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	61	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03%	Dec. 2034	81	(70)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(389)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	90	(84)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(177)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust
Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 200	$ (184)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	200	(181)
TOTAL CREDIT DEFAULT SWAPS		$ 3,618	$ (1,711)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	34
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	73
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	303
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	500
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 910
		$ 21,618	$ (801)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,152,000 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $870,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 891
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,362,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 3,296
Bank of America, NA	7,066
$ 10,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 686
Fidelity 1-3 Year Duration Securitized Bond Central Fund	782
Fidelity Cash Central Fund	1,277
Fidelity Commercial Mortgage-Backed Securities Central Fund	1,450
Fidelity Corporate Bond 1-10 Year Central Fund	3,335
Fidelity Mortgage Backed Securities Central Fund	5,406
Fidelity Securities Lending Cash Central Fund	233
Fidelity Ultra-Short Central Fund	2,032
Total	$ 15,201
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 782	$ 6,074	$ 13,170	0.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	26,989	1,449	-	25,879	0.7%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 54,534	$ 13,338	$ 9,997	$ 56,418	0.7%
Fidelity High Income Central Fund 2	-	28,617*	8,674	19,738	0.0%
Fidelity Mortgage Backed Securities Central Fund	132,512	5,407	50,058	88,196	1.0%
Fidelity Ultra-Short Central Fund	64,377	17,357	47,494	27,012	0.8%
Total	$ 298,942	$ 66,950	$ 122,297	$ 230,413
* Includes the value of shares received through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.6%
AAA,AA,A	8.8%
BBB	4.5%
BB	0.8%
B	1.0%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.0%
Equities	66.1%
Short-Term Investments and Net Other Assets	(1.9)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Canada	1.6%
United Kingdom	1.1%
Bermuda	1.1%
Switzerland	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $21,088 and repurchase agreements of $10,362) - See accompanying schedule: Unaffiliated issuers (cost $970,916)	$ 982,375
Fidelity Central Funds (cost $301,965)	285,565
Total Investments (cost $1,272,881)		$ 1,267,940
Foreign currency held at value (cost $146)		146
Receivable for investments sold		12,243
Receivable for swap agreements		5
Receivable for fund shares sold		1,553
Dividends receivable		779
Interest receivable		1,573
Distributions receivable from Fidelity Central Funds		1,124
Unrealized appreciation on swap agreements		946
Prepaid expenses		1
Other receivables		98
Total assets		1,286,408

Liabilities
Payable to custodian bank	$ 86
Payable for investments purchased Regular delivery	6,522
Delayed delivery	50,470
Payable for fund shares redeemed	2,394
Unrealized depreciation on swap agreements	1,747
Accrued management fee	407
Distribution fees payable	482
Other affiliated payables	280
Other payables and accrued expenses	146
Collateral on securities loaned, at value	21,937
Total liabilities		84,471

Net Assets		$ 1,201,937
Net Assets consist of:
Paid in capital		$ 1,205,500
Distributions in excess of net investment income		(43)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,123
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,643)
Net Assets		$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($270,492 ÷ 18,596.9 shares)	$ 14.55

Maximum offering price per share (100/94.25 of $14.55)	$ 15.44
Class T: Net Asset Value and redemption price per share ($778,293 ÷ 53,095.1 shares)	$ 14.66

Maximum offering price per share (100/96.50 of $14.66)	$ 15.19
Class B: Net Asset Value and offering price per share ($44,758 ÷ 3,084.1 shares)A	$ 14.51

Class C: Net Asset Value and offering price per share ($79,342 ÷ 5,476.8 shares)A	$ 14.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,052 ÷ 1,968.7 shares)	$ 14.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Dividends		$ 12,659
Interest		8,889
Income from Fidelity Central Funds		15,201
Total income		36,749

Expenses
Management fee	$ 5,365
Transfer agent fees	2,994
Distribution fees	6,424
Accounting and security lending fees	538
Custodian fees and expenses	173
Independent trustees' compensation	5
Registration fees	98
Audit	103
Legal	9
Interest	2
Miscellaneous	111
Total expenses before reductions	15,822
Expense reductions	(48)	15,774
Net investment income (loss)		20,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8)	27,095
Fidelity Central Funds	(6,176)
Investment not meeting investment restrictions	17
Foreign currency transactions	24
Swap agreements	2,299
Total net realized gain (loss)		23,259
Change in net unrealized appreciation (depreciation) on: Investment securities	(147,348)
Assets and liabilities in foreign currencies	(4)
Swap agreements	(968)
Total change in net unrealized appreciation (depreciation)		(148,320)
Net gain (loss)		(125,061)
Net increase (decrease) in net assets resulting from operations		$ (104,086)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,975	$ 22,744
Net realized gain (loss)	23,259	103,314
Change in net unrealized appreciation (depreciation)	(148,320)	44,301
Net increase (decrease) in net assets resulting from operations	(104,086)	170,359
Distributions to shareholders from net investment income	(25,979)	(23,310)
Distributions to shareholders from net realized gain	(106,465)	(67,457)
Total distributions	(132,444)	(90,767)
Share transactions - net increase (decrease)	46,614	(13,255)
Total increase (decrease) in net assets	(189,916)	66,337

Net Assets
Beginning of period	1,391,853	1,325,516
End of period (including distributions in excess of net investment income of $43 and undistributed net investment income of $4,171, respectively)	$ 1,201,937	$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.29	.32	.21	.33	.37 H	.34
Net realized and unrealized gain (loss)	(1.42)	1.84	.84	.58	.59	1.33
Total from investment operations	(1.13)	2.16	1.05	.91	.96	1.67
Distributions from net investment income	(.36)	(.34)	(.22)	(.39)	(.36)	(.34)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.69)	(1.19)	(1.21) M	(.39)	(.36)	(.34)
Net asset value, end of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Total Return B,C,D	(7.52)%	13.55%	6.66%	5.77%	6.28%	12.04%
Ratios to Average Net Assets F,J
Expenses before reductions	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of fee waivers, if any	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of all reductions	.97%	.97%	.98% A	.96%	.97%	.95%
Net investment income (loss)	1.82%	1.89%	1.70% A	2.05%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 266	$ 208	$ 169	$ 149	$ 131
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.25	.28	.18	.29	.33 H	.30
Net realized and unrealized gain (loss)	(1.44)	1.85	.86	.58	.60	1.33
Total from investment operations	(1.19)	2.13	1.04	.87	.93	1.63
Distributions from net investment income	(.31)	(.29)	(.18)	(.35)	(.31)	(.30)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.64)	(1.14)	(1.18)	(.35)	(.31)	(.30)
Net asset value, end of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Total Return B,C,D	(7.77)%	13.32%	6.53%	5.47%	6.05%	11.68%
Ratios to Average Net Assets F,J
Expenses before reductions	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of fee waivers, if any	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of all reductions	1.20%	1.20%	1.21% A	1.21%	1.23%	1.21%
Net investment income (loss)	1.59%	1.66%	1.47% A	1.81%	2.08%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Income from Investment Operations
Net investment income (loss) E	.16	.18	.10	.19	.24 H	.22
Net realized and unrealized gain (loss)	(1.43)	1.82	.85	.59	.59	1.32
Total from investment operations	(1.27)	2.00	.95	.78	.83	1.54
Distributions from net investment income	(.21)	(.18)	(.11)	(.26)	(.23)	(.22)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.54)	(1.03)	(1.10) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Total Return B,C,D	(8.31)%	12.59%	6.03%	4.92%	5.43%	11.08%
Ratios to Average Net Assets F,J
Expenses before reductions	1.79%	1.80%	1.84% A	1.85%	1.84%	1.79%
Expenses net of fee waivers, if any	1.79%	1.80%	1.84% A	1.83%	1.80%	1.79%
Expenses net of all reductions	1.78%	1.80%	1.83% A	1.80%	1.80%	1.78%
Net investment income (loss)	1.00%	1.06%	.85% A	1.21%	1.52%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 64	$ 79	$ 99	$ 122	$ 128
Portfolio turnover rate G	103% L	88%L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.16	.19	.11	.20	.24 H	.22
Net realized and unrealized gain (loss)	(1.41)	1.82	.84	.58	.60	1.32
Total from investment operations	(1.25)	2.01	.95	.78	.84	1.54
Distributions from net investment income	(.23)	(.20)	(.12)	(.26)	(.23)	(.22)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.56)	(1.05)	(1.11) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Total Return B,C,D	(8.22)%	12.66%	6.04%	4.94%	5.50%	11.09%
Ratios to Average Net Assets F,J
Expenses before reductions	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of fee waivers, if any	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.77% A	1.77%	1.80%	1.77%
Net investment income (loss)	1.05%	1.11%	.91% A	1.24%	1.52%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 82	$ 73	$ 73	$ 79	$ 77
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Income from Investment Operations
Net investment income (loss) D	.33	.38	.25	.37	.41 G	.38
Net realized and unrealized gain (loss)	(1.44)	1.86	.85	.59	.60	1.34
Total from investment operations	(1.11)	2.24	1.10	.96	1.01	1.72
Distributions from net investment income	(.40)	(.39)	(.24)	(.43)	(.39)	(.38)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.73)	(1.24)	(1.24)	(.43)	(.39)	(.38)
Net asset value, end of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Total Return B,C	(7.29)%	13.92%	6.89%	6.04%	6.55%	12.31%
Ratios to Average Net Assets E,I
Expenses before reductions	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of fee waivers, if any	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of all reductions	.70%	.67%	.67% A	.71%	.73%	.68%
Net investment income (loss)	2.09%	2.18%	2.00% A	2.30%	2.59%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39
Portfolio turnover rate F	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Manage- ment, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Manage- ment & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Exchange-In-Kind. On March 28, 2008, the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $27,932 (which included $1,566 of unrealized depreciation) for 279 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Fund 2, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 133,006
Unrealized depreciation	(141,112)
Net unrealized appreciation (depreciation)	(8,106)
Undistributed ordinary income	1,511
Undistributed long-term capital gain	2,722

Cost for federal income tax purposes	$ 1,276,046

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 45,141	$ 68,546
Long-term Capital Gains	87,303	22,221
Total	$ 132,444	$ 90,767

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $716,101 and $768,636, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 702	$ 54
Class T	.25%	.25%	4,345	48
Class B	.75%	.25%	550	414
Class C	.75%	.25%	827	130
			$ 6,424	$ 646

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	38
Class B*	89
Class C*	7
$ 210

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 677.24
Class T	1,875.22
Class B	165.30
Class C	210.25
Institutional Class	67.22
	$ 2,994

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $31. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $233.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,206. The weighted average interest rate was 3.25%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	6
Class C	1
Institutional Class	2
$ 20

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 6,349	$ 4,655
Class T	16,924	16,414
Class B	728	780
Class C	1,209	923
Institutional Class	769	538
Total	$ 25,979	$ 23,310
Years ended August 31,	2008	2007
From net realized gain
Class A	$ 20,978	$ 11,423
Class T	71,765	47,585
Class B	4,800	3,708
Class C	6,415	3,782
Institutional Class	2,507	959
Total	$ 106,465	$ 67,457

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	6,357	5,539	$ 100,338	$ 94,218
Reinvestment of distributions	1,587	935	26,266	15,548
Shares redeemed	(4,655)	(3,854)	(71,808)	(65,262)
Net increase (decrease)	3,289	2,620	$ 54,796	$ 44,504
Class T
Shares sold	7,304	7,223	$ 114,982	$ 123,920
Reinvestment of distributions	5,080	3,675	85,131	61,488
Shares redeemed	(13,527)	(14,158)	(214,462)	(241,873)
Net increase (decrease)	(1,143)	(3,260)	$ (14,349)	$ (56,465)
Class B
Shares sold	482	567	$ 7,577	$ 9,616
Reinvestment of distributions	302	247	5,034	4,089
Shares redeemed	(1,371)	(1,984)	(21,423)	(33,529)
Net increase (decrease)	(587)	(1,170)	$ (8,812)	$ (19,824)

Annual Report

13. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class C
Shares sold	1,566	1,116	$ 24,649	$ 18,955
Reinvestment of distributions	397	246	6,599	4,079
Shares redeemed	(1,246)	(1,055)	(19,444)	(17,869)
Net increase (decrease)	717	307	$ 11,804	$ 5,165
Institutional Class
Shares sold	826	1,083	$ 13,366	$ 18,622
Reinvestment of distributions	173	84	2,907	1,412
Shares redeemed	(823)	(384)	(13,098)	(6,669)
Net increase (decrease)	176	783	$ 3,175	$ 13,365

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008
Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Balanced. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Advisor Balanced. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds, President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present) and Group Chief Investments Officer of FMR. Mr. Wetlaufer is Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-
present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Balanced. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-
2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Balanced. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Balanced. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Balanced. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-
present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Advisor Balanced. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-
present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-
2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Balanced. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/06/2008	10/03/2008	$0.025	$0.05
Class T	10/06/2008	10/03/2008	$0.016	$0.05
Class B	10/06/2008	10/03/2008	$0	$0.044
Class C	10/06/2008	10/03/2008	$0	$0.047

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008, $19,405,026, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,868,092 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 4%, 26%, 39%, and 42%; Class T designates 4%, 29%, 46%, and 45%; Class B designates 4%, 37%, 78%, and 58%; and Class C designates 4%, 35%, 68%, and 55%, of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 5%, 30%, 45%, and 48%; Class T designates 5%, 33%, 53%, and 52%; Class B designates 5%, 42%, 90% and 67%; and Class C designates 5%, 40%, 78%, and 64%; of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1008
1.786673.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Institutional Class

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-7.29%	5.49%	4.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers, who managed the equity subportfolio of Fidelity® Advisor Balanced Fund for the period covered by this report, and Ford O'Neil, manager of the investment-grade bond subportfolio

Riskier investments such as stocks and high-yield debt faltered during the year ending August 31, 2008, as a meltdown in the subprime mortgage market led to a broader credit crisis. In response, investors fled to investment-grade bonds, particularly Treasuries. The U.S. equity market, as measured by the Standard & Poor's 500SM Index, fell 11.14%. Stocks opened the period with a two-month winning streak, but subsequently fell. Meanwhile, energy prices skyrocketed and pressured consumer spending - a major driver of economic growth. As inflation fears soared, the S&P 500® lost nearly 8.5% in June alone. Other major equity benchmarks struggled as well during the year, with the Dow Jones Industrial AverageSM falling 11.35% and the NASDAQ Composite® Index dropping 8.13%. Investment-grade bonds, as measured by the Lehman Brothers® U.S. Aggregate Index, rose 5.86%.

During the past year, the fund's Institutional Class shares returned -7.29%, versus -4.43% for the Fidelity Balanced 60/40 Composite Index. Overweighting stocks and underweighting bonds detracted. Within bonds, overweighting "spread products," or non-Treasury securities, and underweighting Treasuries hurt. Exposure - both directly and indirectly through Fidelity fixed-income central funds - to asset-backed securities backed by subprime mortgages particularly detracted. A small allocation to high-yield bonds hurt as well. Within the equity subportfolio, which modestly trailed its benchmark, the S&P 500, the fund was hindered by a combination of unrewarding stock picking and an underweighting in the consumer staples sector, as well as by unfavorable picks and an overweighting in financials. Lehman Brothers, Fannie Mae, Freddie Mac - which I sold - and Valero Energy all detracted. Conversely, the subportfolio benefited from solid stock selection and overweightings in energy and materials, as well as from favorable picks in the industrials sector. National Oilwell Varco, fertilizer maker Mosaic, Petrohawk Energy and an underweighting in index component General Electric added value. In bonds, an out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) and our yield-curve positioning helped.

Note to shareholders: Robert Stansky, head of Fidelity's Multi-Manager Group, will become co-portfolio manager on September 9, 2008, replacing Larry Rakers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 967.60	$ 4.90
Hypothetical A	$ 1,000.00	$ 1,020.16	$ 5.03
Class T
Actual	$ 1,000.00	$ 965.90	$ 5.98
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class B
Actual	$ 1,000.00	$ 963.10	$ 8.83
Hypothetical A	$ 1,000.00	$ 1,016.14	$ 9.07
Class C
Actual	$ 1,000.00	$ 963.70	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.34	$ 8.87
Institutional Class
Actual	$ 1,000.00	$ 968.60	$ 3.56
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.79%
Class C	1.75%
Institutional Class	.72%

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.8	2.4
AT&T, Inc.	1.2	1.4
Bank of America Corp.	1.0	0.8
Valero Energy Corp.	0.9	1.3
JPMorgan Chase & Co.	0.8	0.9
	6.7
Top Five Bond Issuers as of August 31, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	8.8
Freddie Mac	5.8	4.9
U.S. Treasury Obligations	4.1	6.0
Government National Mortgage Association	1.0	0.7
Wachovia Bank Commercial Mortgage Trust	0.3	0.3
	20.4
Top Five Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.5	16.4
Energy	12.0	11.4
Information Technology	9.5	8.7
Industrials	8.8	8.3
Consumer Discretionary	7.6	6.4
Asset Allocation (% of fund's net assets)
As of August 31, 2008 *		As of February 29, 2008 **
	Stocks and Investment Companies 65.5%		Stocks 62.9%
	Bonds 40.1%		Bonds 40.3%
	Convertible Securities 0.8%		Convertible Securities 0.5%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (6.6)%		Short-Term Investments and Net Other Assets† (3.8)%
* Foreign investments	10.3%	** Foreign investments 456	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.3%
ArvinMeritor, Inc.	16,800	$ 252
BorgWarner, Inc.	10,500	434
Gentex Corp.	22,200	354
Johnson Controls, Inc.	58,200	1,800
The Goodyear Tire & Rubber Co. (a)	19,100	375
TRW Automotive Holdings Corp. (a)	9,000	173
		3,388
Automobiles - 0.3%
Bajaj Auto Ltd.	4,419	59
Daimler AG	14,100	823
Fiat SpA	50,800	789
Harley-Davidson, Inc.	9,900	394
Renault SA	10,600	891
Winnebago Industries, Inc.	19,258	219
		3,175
Distributors - 0.0%
LKQ Corp. (a)	10,200	191
Diversified Consumer Services - 0.7%
Carriage Services, Inc. Class A (a)	56,600	246
H&R Block, Inc.	46,300	1,183
Hillenbrand, Inc.	100,483	2,389
Navitas Ltd.	74,803	153
Princeton Review, Inc. (a)	37,742	293
Regis Corp.	45,800	1,258
Service Corp. International	95,000	970
Stewart Enterprises, Inc. Class A	164,202	1,537
		8,029
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	54,600	1,033
Darden Restaurants, Inc.	20,100	589
DineEquity, Inc.	25,880	514
McCormick & Schmick's Seafood Restaurants (a)	20,276	199
McDonald's Corp.	37,300	2,314
Ruth's Chris Steak House, Inc. (a)(e)	46,998	214
Sonic Corp. (a)	27,900	404
Vail Resorts, Inc. (a)	23,600	1,038
WMS Industries, Inc. (a)	15,000	504
		6,809
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.6%
Beazer Homes USA, Inc. (e)	41,200	$ 287
Black & Decker Corp.	16,900	1,069
Centex Corp.	18,700	303
Jarden Corp. (a)	19,200	493
La-Z-Boy, Inc.	22,100	167
Newell Rubbermaid, Inc.	43,300	784
Pulte Homes, Inc.	46,800	679
Snap-On, Inc.	15,700	895
Standard Pacific Corp. (e)	233,236	746
Stanley Furniture Co., Inc.	11,800	97
The Stanley Works	10,800	518
Whirlpool Corp.	23,100	1,879
		7,917
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	126,600	2,050
Hasbro, Inc.	27,400	1,025
		3,075
Media - 1.7%
Aegis Group PLC	95,200	194
Cinemark Holdings, Inc.	37,600	552
Comcast Corp.:
Class A	86,000	1,821
Class A (special) (non-vtg.)	38,930	823
Grupo Televisa SA de CV (CPO) sponsored ADR	42,900	994
Informa PLC	38,200	296
Lamar Advertising Co. Class A (a)	12,900	479
Liberty Global, Inc. Class A (a)	25,000	880
Liberty Media Corp. - Entertainment Class A (a)	15,900	442
Live Nation, Inc. (a)(e)	142,587	2,289
News Corp. Class A	75,400	1,068
Scripps Networks Interactive, Inc. Class A	45,900	1,907
The DIRECTV Group, Inc. (a)	36,000	1,016
Time Warner, Inc.	312,409	5,114
Valassis Communications, Inc. (a)(e)	76,340	718
Virgin Media, Inc.	62,700	715
Vivendi	10,053	390
WPP Group PLC	46,600	453
		20,151
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Target Corp.	24,100	$ 1,278
Tuesday Morning Corp. (a)	54,614	230
		1,508
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	34,500	1,485
AnnTaylor Stores Corp. (a)	56,300	1,367
Asbury Automotive Group, Inc.	39,023	474
bebe Stores, Inc.	70,350	682
Collective Brands, Inc. (a)	107,981	1,568
Foot Locker, Inc.	79,900	1,302
Group 1 Automotive, Inc.	5,400	114
Home Depot, Inc.	34,600	938
Lowe's Companies, Inc.	15,600	384
MarineMax, Inc. (a)	51,578	408
OfficeMax, Inc.	52,300	640
PetSmart, Inc.	48,577	1,310
Ross Stores, Inc.	43,579	1,752
Sherwin-Williams Co.	16,800	984
Sonic Automotive, Inc. Class A (sub. vtg.)	34,900	376
Staples, Inc.	103,240	2,498
The Children's Place Retail Stores, Inc. (a)	41,117	1,725
The Game Group PLC	82,731	407
The Men's Wearhouse, Inc.	57,900	1,268
Tween Brands, Inc. (a)	113,500	1,233
Williams-Sonoma, Inc.	14,900	264
		21,179
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,800	341
American Apparel, Inc. (a)	14,500	130
Coach, Inc. (a)	27,700	803
Deckers Outdoor Corp. (a)	657	75
NIKE, Inc. Class B	1,300	79
Polo Ralph Lauren Corp. Class A	1,400	106
VF Corp.	3,800	301
		1,835
TOTAL CONSUMER DISCRETIONARY		77,257
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.0%
Cott Corp. (a)	146,244	$ 278
The Coca-Cola Co.	4,900	255
		533
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	102,788	3,762
Rite Aid Corp. (a)	204,700	248
Safeway, Inc.	9,600	253
SUPERVALU, Inc.	45,900	1,064
Sysco Corp.	34,000	1,082
The Pantry, Inc. (a)	79,465	1,457
Winn-Dixie Stores, Inc. (a)	121,307	1,713
		9,579
Food Products - 1.0%
Bunge Ltd.	11,800	1,054
Campbell Soup Co.	13,000	479
Cermaq ASA	56,700	549
Corn Products International, Inc.	41,500	1,859
Flowers Foods, Inc.	2,200	58
Global Bio-Chem Technology Group Co. Ltd.	1,018,000	387
Leroy Seafood Group ASA (e)	45,700	676
Lighthouse Caledonia ASA	115,021	115
Marine Harvest ASA (a)	3,374,100	2,364
McCormick & Co., Inc. (non-vtg.)	17,700	716
Nestle SA (Reg.)	19,578	864
Ralcorp Holdings, Inc. (a)	5,600	344
Smithfield Foods, Inc. (a)	63,389	1,275
TreeHouse Foods, Inc. (a)	7,700	214
Tyson Foods, Inc. Class A	101,800	1,478
		12,432
Household Products - 0.9%
Central Garden & Pet Co. (a)	89,855	504
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,117	631
Clorox Co.	6,300	372
Energizer Holdings, Inc. (a)	17,800	1,512
Kimberly-Clark Corp.	11,200	691
Procter & Gamble Co.	95,673	6,675
		10,385
Personal Products - 0.4%
Avon Products, Inc.	69,200	2,964
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Dabur India Ltd.	39,155	$ 82
Estee Lauder Companies, Inc. Class A	23,400	1,165
		4,211
Tobacco - 0.3%
Imperial Tobacco Group PLC	23,600	779
Philip Morris International, Inc.	55,970	3,006
		3,785
TOTAL CONSUMER STAPLES		40,925
ENERGY - 10.9%
Energy Equipment & Services - 5.2%
AMEC PLC	41,700	642
BJ Services Co.	57,700	1,549
ENGlobal Corp. (a)	19,268	334
ENSCO International, Inc.	9,557	648
Exterran Holdings, Inc. (a)	21,467	981
Global Industries Ltd. (a)	96,089	929
Halliburton Co.	36,400	1,599
Helix Energy Solutions Group, Inc. (a)	22,300	686
Hercules Offshore, Inc. (a)	10,100	223
Nabors Industries Ltd. (a)	20,600	733
National Oilwell Varco, Inc. (a)	452,000	33,326
Noble Corp.	14,542	731
Oceaneering International, Inc. (a)	8,600	537
Parker Drilling Co. (a)	190,471	1,766
Petroleum Geo-Services ASA (a)	52,800	1,142
Pride International, Inc. (a)	106,988	4,109
Smith International, Inc.	56,600	3,945
Superior Energy Services, Inc. (a)	35,656	1,677
Tidewater, Inc.	32,600	1,978
Weatherford International Ltd. (a)	136,900	5,282
		62,817
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	7,900	783
Arch Coal, Inc.	23,675	1,284
Aurora Oil & Gas Corp. (a)	348,592	70
Boardwalk Pipeline Partners, LP	22,311	548
Cabot Oil & Gas Corp.	32,500	1,444
Canadian Natural Resources Ltd.	15,800	1,349
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	130,686	$ 6,325
Comstock Resources, Inc. (a)	14,300	929
Concho Resources, Inc.	19,000	621
Concho Resources, Inc. (l)	29,582	870
Denbury Resources, Inc. (a)	33,900	844
El Paso Pipeline Partners LP	18,700	345
Ellora Energy, Inc. (a)(f)	106,700	1,103
Encore Acquisition Co. (a)	12,662	653
Energy Transfer Equity LP	29,900	863
ENI SpA	8,800	285
Evergreen Energy, Inc. (a)(e)	191,500	345
Forest Oil Corp. (a)	22,200	1,264
Foundation Coal Holdings, Inc.	29,300	1,733
GMX Resources, Inc. (a)	6,800	461
Goodrich Petroleum Corp. (a)	35,200	1,790
Hess Corp.	25,682	2,689
James River Coal Co. (a)(e)	17,508	738
Kodiak Oil & Gas Corp. (a)	129,910	377
McMoRan Exploration Co. (a)	36,501	998
Nexen, Inc.	49,900	1,564
OAO Gazprom sponsored ADR	17,450	678
OPTI Canada, Inc. (a)	62,300	1,129
Peabody Energy Corp.	13,900	875
Penn Virginia Corp.	10,700	708
Petrohawk Energy Corp. (a)	216,335	7,487
Plains Exploration & Production Co. (a)	33,400	1,800
Quicksilver Gas Services LP	4,700	100
Quicksilver Resources, Inc. (a)	58,300	1,410
Range Resources Corp.	63,350	2,941
Reliance Industries Ltd.	9,737	474
Southwestern Energy Co. (a)	68,100	2,613
Sunoco, Inc. (e)	44,750	1,986
Talisman Energy, Inc.	11,200	198
Tesoro Corp.	20,600	382
Ultra Petroleum Corp. (a)	34,600	2,358
Uranium One, Inc. (a)	33,800	145
Valero Energy Corp.	310,300	10,786
Western Gas Partners LP	4,100	63
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc.	96,786	$ 875
Williams Companies, Inc.	20,600	636
		67,919
TOTAL ENERGY		130,736
FINANCIALS - 12.3%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)(e)	14,600	1,390
Ameriprise Financial, Inc.	18,920	850
Bank of New York Mellon Corp.	152,662	5,284
Bank Sarasin & Co. Ltd. Series B (Reg.)	20,159	870
Charles Schwab Corp.	30,600	734
Cohen & Steers, Inc. (e)	15,000	437
EFG International	23,846	725
Fortress Investment Group LLC	77,634	780
Franklin Resources, Inc.	28,800	3,010
GLG Partners, Inc.	30,300	251
Goldman Sachs Group, Inc.	23,300	3,821
Julius Baer Holding AG	25,438	1,555
Legg Mason, Inc.	19,500	868
Lehman Brothers Holdings, Inc.	162,278	2,611
Merrill Lynch & Co., Inc.	64,900	1,840
Morgan Stanley	38,900	1,588
State Street Corp.	39,585	2,679
T. Rowe Price Group, Inc.	45,062	2,675
The Blackstone Group LP	49,200	880
		32,848
Commercial Banks - 1.7%
Associated Banc-Corp.	20,400	357
Banco do Brasil SA	10,400	151
Capitol Bancorp Ltd. (e)	54,932	844
Center Financial Corp., California	23,300	314
Fifth Third Bancorp	291,800	4,605
Huntington Bancshares, Inc.	37,600	275
M&T Bank Corp.	6,400	457
Mitsubishi UFJ Financial Group, Inc.	116,200	883
PacWest Bancorp	12,800	290
PNC Financial Services Group, Inc.	32,300	2,324
Prosperity Bancshares, Inc.	14,600	467
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp., Washington	52,504	$ 535
Sumitomo Mitsui Financial Group, Inc.	142	860
UCBH Holdings, Inc.	168,581	986
Union Bank of India	12,290	42
Wachovia Corp.	408,963	6,498
Wilshire Bancorp, Inc.	9,221	125
Wintrust Financial Corp.	27,200	632
		20,645
Consumer Finance - 0.4%
ACOM Co. Ltd.	30,170	840
American Express Co.	14,900	591
Capital One Financial Corp.	35,100	1,549
Discover Financial Services	49,600	816
Promise Co. Ltd.	36,200	811
SLM Corp. (a)	25,300	418
		5,025
Diversified Financial Services - 3.0%
Bajaj Holdings & Investment Ltd.	12,539	140
Bank of America Corp.	404,461	12,595
BM&F BOVESPA SA	166,142	1,272
CIT Group, Inc.	146,300	1,508
CME Group, Inc.	4,700	1,576
Deutsche Boerse AG	7,000	666
IntercontinentalExchange, Inc. (a)	9,500	836
JPMorgan Chase & Co.	235,980	9,083
Kotak Mahindra Bank Ltd. sponsored GDR (f)	8,435	116
Onex Corp. (sub. vtg.)	11,600	312
PICO Holdings, Inc. (a)	169,116	8,057
		36,161
Insurance - 1.8%
ACE Ltd.	14,740	775
Admiral Group PLC	16,400	290
AMBAC Financial Group, Inc.	68,400	490
American International Group, Inc.	345,033	7,415
Argo Group International Holdings, Ltd. (a)	800	30
Assured Guaranty Ltd.	7,800	127
Hartford Financial Services Group, Inc.	27,800	1,754
IPC Holdings Ltd.	12,600	399
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
LandAmerica Financial Group, Inc.	48,460	$ 831
Maiden Holdings Ltd. (f)	52,100	340
MBIA, Inc. (e)	83,000	1,346
MetLife, Inc.	27,000	1,463
Montpelier Re Holdings Ltd.	32,800	531
National Financial Partners Corp. (e)	29,420	593
Principal Financial Group, Inc.	29,100	1,332
Prudential Financial, Inc.	22,000	1,622
T&D Holdings, Inc.	15,600	819
XL Capital Ltd. Class A	51,400	1,033
		21,190
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	8,600	926
Annaly Capital Management, Inc.	107,100	1,602
CapitalSource, Inc.	151,700	1,908
Chimera Investment Corp.	18,260	116
Developers Diversified Realty Corp.	38,600	1,293
Duke Realty LP	37,900	949
General Growth Properties, Inc.	61,000	1,582
HCP, Inc.	20,400	739
Healthcare Realty Trust, Inc.	25,500	731
Highwoods Properties, Inc. (SBI)	21,000	762
Home Properties, Inc.	5,300	280
MFA Mortgage Investments, Inc.	90,600	616
ProLogis Trust	11,800	508
Public Storage	10,000	883
Senior Housing Properties Trust (SBI)	18,600	403
Simon Property Group, Inc.	4,700	446
SL Green Realty Corp.	12,200	1,049
UDR, Inc.	62,876	1,558
Vornado Realty Trust	14,600	1,452
		17,803
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	122,900	1,606
Forestar Real Estate Group, Inc. (a)	40,428	815
Jones Lang LaSalle, Inc.	18,612	927
Norwegian Property ASA	24,900	94
The St. Joe Co. (e)	18,500	689
		4,131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	246,636	$ 1,687
Hudson City Bancorp, Inc.	68,400	1,261
MGIC Investment Corp.	71,200	599
New York Community Bancorp, Inc.	61,600	1,016
People's United Financial, Inc.	117,192	2,100
Washington Federal, Inc.	64,874	1,118
Washington Mutual, Inc.	621,428	2,517
		10,298
TOTAL FINANCIALS		148,101
HEALTH CARE - 6.1%
Biotechnology - 1.4%
Amgen, Inc. (a)	90,900	5,713
Biogen Idec, Inc. (a)	23,200	1,182
Cephalon, Inc. (a)	33,384	2,558
Cubist Pharmaceuticals, Inc. (a)	36,816	811
DUSA Pharmaceuticals, Inc. (a)	88,321	147
Genentech, Inc. (a)	13,100	1,294
Gilead Sciences, Inc. (a)	23,900	1,259
Myriad Genetics, Inc. (a)	12,600	859
Omrix Biopharmaceuticals, Inc. (a)	1,800	41
Theravance, Inc. (a)	97,835	1,333
Vertex Pharmaceuticals, Inc. (a)	45,100	1,211
		16,408
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	10,520	1,791
American Medical Systems Holdings, Inc. (a)	125,100	2,227
Baxter International, Inc.	8,600	583
Boston Scientific Corp. (a)	13,000	163
Covidien Ltd.	59,500	3,217
Hill-Rom Holdings, Inc.	43,227	1,294
Immucor, Inc. (a)	8,400	271
Integra LifeSciences Holdings Corp. (a)	34,800	1,687
Inverness Medical Innovations, Inc. (a)	40,628	1,443
Kinetic Concepts, Inc. (a)	30,200	1,062
Medtronic, Inc.	14,900	814
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Micrus Endovascular Corp. (a)	9,918	$ 125
Quidel Corp. (a)	13,823	270
Smith & Nephew PLC	80,900	971
Sonova Holding AG	15,329	1,114
		17,032
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	8,352	241
Brookdale Senior Living, Inc.	69,334	1,529
Coventry Health Care, Inc. (a)	9,600	336
DaVita, Inc. (a)	13,500	775
Express Scripts, Inc. (a)	11,447	840
HealthSouth Corp. (a)(e)	43,656	785
Humana, Inc. (a)	20,386	946
McKesson Corp.	23,900	1,381
Medco Health Solutions, Inc. (a)	13,400	628
NightHawk Radiology Holdings, Inc. (a)	46,000	392
Patterson Companies, Inc. (a)	15,600	508
Pediatrix Medical Group, Inc. (a)	16,581	944
PSS World Medical, Inc. (a)	38,800	709
Sunrise Senior Living, Inc. (a)	58,475	1,189
Tenet Healthcare Corp. (a)	110,018	663
UnitedHealth Group, Inc.	60,195	1,833
Universal American Financial Corp. (a)	48,564	640
Universal Health Services, Inc. Class B	17,979	1,111
VCA Antech, Inc. (a)	38,600	1,187
WellPoint, Inc. (a)	21,400	1,130
		17,767
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	34,300	492
IMS Health, Inc.	9,589	213
		705
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp. (a)	65,496	1,011
Charles River Laboratories International, Inc. (a)	21,800	1,430
Pharmaceutical Product Development, Inc.	18,774	766
Thermo Fisher Scientific, Inc. (a)	15,400	933
Varian, Inc. (a)	9,600	477
		4,617
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Allergan, Inc.	20,000	$ 1,117
Alpharma, Inc. Class A (a)	58,790	2,099
Cipla Ltd.	33,146	181
Endo Pharmaceuticals Holdings, Inc. (a)	34,195	777
Jazz Pharmaceuticals, Inc. (a)(e)	48,200	342
Merck & Co., Inc.	82,020	2,926
Mylan, Inc. (a)(e)	48,500	625
Pfizer, Inc.	95,000	1,815
Schering-Plough Corp.	60,500	1,174
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,400	256
Wyeth	114,000	4,934
XenoPort, Inc. (a)	14,400	703
		16,949
TOTAL HEALTH CARE		73,478
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	900	48
Finmeccanica SpA	31,000	832
General Dynamics Corp.	17,900	1,652
Heico Corp. Class A	16,868	486
Honeywell International, Inc.	39,200	1,967
Lockheed Martin Corp.	17,200	2,003
Northrop Grumman Corp.	24,400	1,680
Orbital Sciences Corp. (a)	47,069	1,245
Raytheon Co.	50,025	3,001
Rockwell Collins, Inc.	14,800	778
Spirit AeroSystems Holdings, Inc. Class A (a)	38,200	871
TransDigm Group, Inc. (a)	1,400	53
United Technologies Corp.	65,700	4,309
		18,925
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,500	495
FedEx Corp.	17,300	1,433
Forward Air Corp.	42,214	1,490
United Parcel Service, Inc. Class B	20,900	1,340
UTI Worldwide, Inc.	13,449	270
		5,028
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
AirTran Holdings, Inc. (a)	88,400	$ 212
Delta Air Lines, Inc. (a)	116,700	949
easyJet PLC (a)	16,500	99
Northwest Airlines Corp. (a)	110,700	1,083
US Airways Group, Inc. (a)	45,300	385
		2,728
Building Products - 0.1%
Masco Corp.	55,700	1,062
Owens Corning (a)	22,200	537
		1,599
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	73,588	625
Allied Waste Industries, Inc. (a)	59,000	793
Avery Dennison Corp.	18,100	873
Clean Harbors, Inc. (a)	9,913	804
Consolidated Graphics, Inc. (a)	3,200	124
Copart, Inc. (a)	10,100	445
Covanta Holding Corp. (a)	18,400	512
Diamond Management & Technology Consultants, Inc.	23,953	143
Equifax, Inc.	23,700	837
GeoEye, Inc. (a)	40,954	1,014
R.R. Donnelley & Sons Co.	27,400	764
Republic Services, Inc.	28,300	930
Robert Half International, Inc.	22,200	568
The Brink's Co.	20,664	1,442
Waste Management, Inc.	31,500	1,108
		10,982
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	117,083	3,749
Dycom Industries, Inc. (a)	66,200	1,061
Fluor Corp.	29,700	2,380
Great Lakes Dredge & Dock Corp.	213,268	1,597
Shaw Group, Inc. (a)	98,300	4,870
URS Corp. (a)	140,695	6,748
		20,405
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	34,000	835
Acuity Brands, Inc.	18,800	818
Cooper Industries Ltd. Class A	48,500	2,311
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	92,700	$ 1,653
Renewable Energy Corp. AS (a)	57,764	1,795
Saft Groupe SA	20,599	899
Vestas Wind Systems AS (a)	9,100	1,239
Zumtobel AG	48,565	784
		10,334
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	34,475	1,197
Siemens AG sponsored ADR	18,500	2,013
Tyco International Ltd.	4,500	193
		3,403
Machinery - 0.9%
Bucyrus International, Inc. Class A	4,400	307
CIRCOR International, Inc.	25,600	1,543
Colfax Corp.	13,200	325
Cummins, Inc.	33,700	2,196
Danaher Corp.	12,300	1,003
Eaton Corp.	10,700	783
Flowserve Corp.	3,200	423
Force Protection, Inc. (a)(e)	169,015	673
Ingersoll-Rand Co. Ltd. Class A	29,400	1,086
Navistar International Corp. (a)	28,700	1,593
Oshkosh Co.	8,100	125
Sulzer AG (Reg.)	4,225	522
Vallourec SA	1,600	448
		11,027
Marine - 0.3%
Alexander & Baldwin, Inc.	36,188	1,619
American Commercial Lines, Inc. (a)(e)	66,195	815
Navios Maritime Holdings, Inc.	53,000	560
		2,994
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	12,400	1,332
Canadian Pacific Railway Ltd.	14,200	866
Con-way, Inc.	20,600	1,011
J.B. Hunt Transport Services, Inc.	28,500	1,039
Union Pacific Corp.	25,300	2,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc. (a)	60,340	$ 1,486
YRC Worldwide, Inc. (a)	98,173	1,777
		9,634
TOTAL INDUSTRIALS		97,059
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.2%
Adtran, Inc.	65,096	1,484
Alcatel-Lucent SA sponsored ADR (a)	37,979	235
Cisco Systems, Inc. (a)	202,800	4,877
Comverse Technology, Inc. (a)	88,400	1,221
Finisar Corp. (a)	192,767	280
Harris Corp.	43,000	2,251
Juniper Networks, Inc. (a)	53,900	1,385
Motorola, Inc.	164,600	1,551
Powerwave Technologies, Inc. (a)	232,003	1,172
		14,456
Computers & Peripherals - 0.9%
Apple, Inc. (a)	17,337	2,939
Diebold, Inc.	23,400	928
Hewlett-Packard Co.	64,600	3,031
NCR Corp. (a)	80,600	2,133
SanDisk Corp. (a)	56,211	813
Western Digital Corp. (a)	49,200	1,341
		11,185
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	77,200	3,669
Arrow Electronics, Inc. (a)	34,600	1,148
Avnet, Inc. (a)	79,400	2,330
Bell Microproducts, Inc. (a)	100,436	221
Cogent, Inc. (a)	74,000	814
Flextronics International Ltd. (a)	103,300	921
HannStar Display Corp.	33,000	9
Ingram Micro, Inc. Class A (a)	78,400	1,483
Itron, Inc. (a)	49,636	5,141
Tyco Electronics Ltd.	46,600	1,534
		17,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	66,767	$ 274
DealerTrack Holdings, Inc. (a)	19,267	355
Google, Inc. Class A (sub. vtg.) (a)	6,200	2,872
Open Text Corp. (a)	27,300	970
VeriSign, Inc. (a)	51,100	1,634
		6,105
IT Services - 1.3%
Accenture Ltd. Class A	22,300	922
CACI International, Inc. Class A (a)	25,024	1,267
Cognizant Technology Solutions Corp. Class A (a)	18,500	542
Lender Processing Services, Inc.	3,600	120
NeuStar, Inc. Class A (a)(e)	14,400	346
Patni Computer Systems Ltd. sponsored ADR	30,700	333
Perot Systems Corp. Class A (a)	106,884	1,903
Sapient Corp. (a)	110,300	1,022
Satyam Computer Services Ltd. sponsored ADR	42,700	951
SRA International, Inc. Class A (a)	83,700	1,965
The Western Union Co.	38,000	1,050
Unisys Corp. (a)	305,628	1,250
Visa, Inc.	48,800	3,704
WNS Holdings Ltd. ADR (a)	29,000	394
		15,769
Office Electronics - 0.1%
Xerox Corp.	80,500	1,121
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	41,900	949
Analog Devices, Inc.	41,000	1,146
Applied Materials, Inc.	47,900	858
ASAT Holdings Ltd.	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	1,200	28
Atmel Corp. (a)	805,957	3,377
Axcelis Technologies, Inc. (a)	203,368	962
Credence Systems Corp. (a)	313,158	354
Cymer, Inc. (a)	23,900	716
Cypress Semiconductor Corp. (a)	139,400	4,519
Fairchild Semiconductor International, Inc. (a)	112,100	1,406
FormFactor, Inc. (a)	42,130	808
Hittite Microwave Corp. (a)	27,362	968
Intersil Corp. Class A	23,900	560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	33,500	$ 1,231
LTX Corp. (a)	204,300	366
Maxim Integrated Products, Inc.	149,300	3,068
Microchip Technology, Inc.	39,800	1,274
Micron Technology, Inc. (a)	75,900	322
National Semiconductor Corp.	94,000	2,014
ON Semiconductor Corp. (a)	169,761	1,608
Rudolph Technologies, Inc. (a)	43,948	371
Samsung Electronics Co. Ltd.	1,070	502
Semitool, Inc. (a)	61,275	591
Spansion, Inc. Class A (a)	92,043	207
Teradyne, Inc. (a)	170,900	1,594
Varian Semiconductor Equipment Associates, Inc. (a)	112,800	3,643
Xilinx, Inc.	45,600	1,185
		34,627
Software - 0.8%
Adobe Systems, Inc. (a)	14,300	612
CA, Inc.	34,600	827
Cadence Design Systems, Inc. (a)	13,400	107
McAfee, Inc. (a)	26,800	1,060
Misys PLC	243,400	744
Nintendo Co. Ltd.	1,350	660
Oracle Corp. (a)	64,700	1,419
Quest Software, Inc. (a)	94,500	1,398
Sourcefire, Inc. (a)	82,237	646
Symantec Corp. (a)	18,300	408
THQ, Inc. (a)	113,340	1,736
		9,617
TOTAL INFORMATION TECHNOLOGY		110,150
MATERIALS - 3.8%
Chemicals - 2.0%
Airgas, Inc.	13,500	800
Albemarle Corp.	26,000	1,033
Arkema sponsored ADR	21,800	1,030
Ashland, Inc.	2,500	102
Calgon Carbon Corp. (a)	62,016	1,323
Celanese Corp. Class A	73,100	2,819
CF Industries Holdings, Inc.	6,600	1,006
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	124,000	$ 817
Georgia Gulf Corp.	24,705	83
Israel Chemicals Ltd.	48,800	817
Linde AG	1,100	139
Monsanto Co.	36,300	4,147
Solutia, Inc. (a)	62,000	1,042
Spartech Corp.	78,637	828
Symrise AG	29,300	507
Terra Industries, Inc.	5,100	256
The Mosaic Co.	48,600	5,188
Tokai Carbon Co. Ltd.	40,000	410
Valspar Corp.	40,500	958
W.R. Grace & Co. (a)	11,230	295
		23,600
Containers & Packaging - 0.3%
Pactiv Corp. (a)	44,700	1,201
Rock-Tenn Co. Class A	32,800	1,203
Temple-Inland, Inc.	86,669	1,448
		3,852
Metals & Mining - 1.5%
Alamos Gold, Inc. (a)	142,600	826
Alcoa, Inc.	49,400	1,587
Anglo Platinum Ltd.	5,400	683
ArcelorMittal SA (NY Shares) Class A	13,408	1,054
Century Aluminum Co. (a)	24,800	1,209
Compass Minerals International, Inc.	1,100	76
Eldorado Gold Corp. (a)	75,000	596
Freeport-McMoRan Copper & Gold, Inc. Class B	19,400	1,733
Gabriel Resources Ltd. (a)	107,900	228
IAMGOLD Corp.	13,400	88
Ivanhoe Mines Ltd. (a)	98,300	1,106
Labrador Iron Ore Royal, Inc. Fund	1,900	100
Lihir Gold Ltd. (a)	203,837	418
New Gold, Inc. (a)	15,600	82
Newcrest Mining Ltd.	43,486	1,023
Polymet Mining Corp. (a)	28,100	93
Reliance Steel & Aluminum Co.	17,000	969
Silver Wheaton Corp. (a)	21,000	243
Steel Dynamics, Inc.	16,290	404
Stillwater Mining Co. (a)(e)	49,915	372
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ternium SA sponsored ADR	1,600	$ 53
Timminco Ltd. (a)	23,400	328
Titanium Metals Corp. (e)	156,157	2,250
United States Steel Corp.	6,200	825
Yamana Gold, Inc.	135,844	1,475
		17,821
TOTAL MATERIALS		45,273
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	445,388	14,248
Cincinnati Bell, Inc. (a)	297,821	1,162
Qwest Communications International, Inc.	344,500	1,302
Telefonica SA	24,400	603
Verizon Communications, Inc.	192,800	6,771
		24,086
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	18,880	780
NII Holdings, Inc. (a)	12,300	646
Vivo Participacoes SA (PN) sponsored ADR	20,900	109
		1,535
TOTAL TELECOMMUNICATION SERVICES		25,621
UTILITIES - 3.1%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	21,500	975
E.ON AG	18,000	1,052
Edison International	23,900	1,097
Entergy Corp.	19,100	1,975
Exelon Corp.	44,300	3,365
FirstEnergy Corp.	12,000	872
PPL Corp.	52,500	2,298
Public Power Corp. of Greece	16,700	422
		12,056
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
Equitable Resources, Inc.	27,600	$ 1,378
Questar Corp.	12,900	669
		2,047
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	172,600	2,634
Constellation Energy Group, Inc.	48,300	3,222
NRG Energy, Inc. (a)	230,682	8,683
Reliant Energy, Inc. (a)	200,100	3,408
		17,947
Multi-Utilities - 0.4%
CMS Energy Corp.	68,500	930
OGE Energy Corp.	11,703	394
Public Service Enterprise Group, Inc.	45,600	1,859
RWE AG	8,300	896
Sempra Energy	12,300	712
Wisconsin Energy Corp.	12,300	575
		5,366
TOTAL UTILITIES		37,416
TOTAL COMMON STOCKS (Cost $769,793)		786,016
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6.75%	2,400	443
FINANCIALS - 0.5%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	18,500	788
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	200	165
Huntington Bancshares, Inc. 8.50%	1,200	953
KeyCorp Series A, 7.75%	10,100	1,015
Wachovia Corp. 7.50%	900	739
		2,872
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	12,900	684
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	74,600	$ 1,240
Washington Mutual, Inc. Series R, 7.75%	500	186
		1,426
TOTAL FINANCIALS		5,770
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	9,500	1,237
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,314)		7,450
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,450)	150,493	1,819
Corporate Bonds - 4.3%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 480	248
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	517
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	430	525
TOTAL HEALTH CARE		1,042
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	460	404
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 270	$ 378
TOTAL CONVERTIBLE BONDS		2,072
Nonconvertible Bonds - 4.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	337
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	81
Newell Rubbermaid, Inc. 6.25% 4/15/18	130	118
		199
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	500	500
Comcast Corp. 6.45% 3/15/37	959	884
COX Communications, Inc. 6.45% 12/1/36 (f)	240	225
News America Holdings, Inc. 7.75% 12/1/45	510	525
News America, Inc.:
6.15% 3/1/37	235	213
6.2% 12/15/34	990	900
Time Warner Cable, Inc.:
5.85% 5/1/17	363	347
6.75% 7/1/18	430	434
7.3% 7/1/38	360	362
Time Warner, Inc. 6.5% 11/15/36	290	256
Viacom, Inc.:
6.125% 10/5/17	310	292
6.75% 10/5/37	105	94
		5,032
TOTAL CONSUMER DISCRETIONARY		5,568
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17	489	485
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (i)	790	671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	$ 336	$ 330
Kraft Foods, Inc.:
6% 2/11/13	470	481
6.125% 2/1/18	296	291
6.875% 2/1/38	636	622
		1,724
Tobacco - 0.1%
Philip Morris International, Inc.:
4.875% 5/16/13	291	288
5.65% 5/16/18	275	271
6.375% 5/16/38	466	458
Reynolds American, Inc. 7.25% 6/15/37	435	429
		1,446
TOTAL CONSUMER STAPLES		4,326
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 7% 3/15/38	245	244
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	142
Duke Capital LLC 6.75% 2/15/32	485	454
Duke Energy Field Services 6.45% 11/3/36 (f)	470	427
Nakilat, Inc. 6.067% 12/31/33 (f)	515	450
Nexen, Inc.:
5.875% 3/10/35	355	301
6.4% 5/15/37	290	260
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	249
Pemex Project Funding Master Trust 3.2806% 12/3/12 (f)(i)	200	195
Petro-Canada:
6.05% 5/15/18	150	145
6.8% 5/15/38	395	376
Plains All American Pipeline LP:
6.125% 1/15/17	205	200
6.65% 1/15/37	320	289
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 385	$ 382
6.85% 6/1/39	400	401
TEPPCO Partners LP 7.55% 4/15/38	375	377
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	318
Valero Energy Corp. 6.625% 6/15/37	215	190
XTO Energy, Inc. 6.75% 8/1/37	400	377
		5,878
TOTAL ENERGY		6,122
FINANCIALS - 1.4%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	805
BlackRock, Inc. 6.25% 9/15/17	490	481
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	453
6.75% 10/1/37	865	761
JPMorgan Chase Capital XX 6.55% 9/29/36	235	193
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,729
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17	215	193
6.875% 5/2/18	255	237
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	125	118
6.875% 4/25/18	21	19
Morgan Stanley 4.75% 4/1/14	220	193
Northern Trust Corp. 5.5% 8/15/13	90	92
UBS AG Stamford Branch:
5.75% 4/25/18	475	455
5.875% 12/20/17	390	380
		6,109
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	220	200
Credit Suisse First Boston 6% 2/15/18	610	585
HBOS PLC 6.75% 5/21/18 (f)	380	343
HSBC Holdings PLC 6.5% 9/15/37	575	524
Standard Chartered Bank 6.4% 9/26/17 (f)	774	733
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 783
Wells Fargo & Co. 5.625% 12/11/17	595	572
		3,740
Consumer Finance - 0.3%
American Express Co. 8.15% 3/19/38	390	398
American General Finance Corp. 6.9% 12/15/17	295	236
General Electric Capital Corp.:
5.625% 9/15/17	325	318
5.875% 1/14/38	900	810
6.375% 11/15/67 (i)	500	458
SLM Corp.:
2.94% 7/27/09 (i)	148	140
2.96% 7/26/10 (i)	564	508
4% 1/15/09	135	134
4.5% 7/26/10	325	296
		3,298
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	260	243
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	230
6.375% 5/15/38	290	290
International Lease Finance Corp. 5.65% 6/1/14	90	75
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(i)	500	431
		1,269
Insurance - 0.1%
American International Group, Inc.:
5.85% 1/16/18	500	421
8.175% 5/15/58 (f)(i)	305	236
The Chubb Corp.:
5.75% 5/15/18	160	154
6.5% 5/15/38	135	128
		939
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.4% 8/15/14	210	192
5.95% 2/15/17	35	32
6.25% 5/15/13	275	271
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 285	$ 266
Liberty Property LP 6.625% 10/1/17	245	229
UDR, Inc. 5.5% 4/1/14	405	382
		1,372
Real Estate Management & Development - 0.0%
ERP Operating LP:
5.375% 8/1/16	95	85
5.5% 10/1/12	135	130
5.75% 6/15/17	280	252
		467
Thrifts & Mortgage Finance - 0.0%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	243	237
TOTAL FINANCIALS		17,431
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17	265	275
6.45% 9/15/37	195	200
		475
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	780	749
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	443
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	245	249
General Electric Co. 5.25% 12/6/17	890	860
		1,109
TOTAL INDUSTRIALS		2,301
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	$ 140	$ 141
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	274	276
7.125% 7/15/28	346	351
United States Steel Corp. 6.65% 6/1/37	335	284
Vale Overseas Ltd. 6.25% 1/23/17	485	485
		1,396
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
6.3% 1/15/38	548	517
6.8% 5/15/36	1,100	1,093
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	92
British Telecommunications PLC 9.125% 12/15/30	625	736
SBC Communications, Inc.:
6.15% 9/15/34	525	489
6.45% 6/15/34	640	612
Sprint Capital Corp. 6.875% 11/15/28	1,149	977
Telecom Italia Capital SA 7.2% 7/18/36	385	354
Telefonica Emisiones SAU 7.045% 6/20/36	234	238
Verizon Communications, Inc.:
6.1% 4/15/18	235	234
6.25% 4/1/37	187	172
6.4% 2/15/38	341	317
6.9% 4/15/38	260	257
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,053
		7,141
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	96
TOTAL TELECOMMUNICATION SERVICES		7,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Electric Utilities - 0.3%
Commonwealth Edison Co.:
5.4% 12/15/11	$ 321	$ 325
5.8% 3/15/18	435	424
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	233
6.05% 4/15/38	176	172
EDP Finance BV 6% 2/2/18 (f)	380	377
Enel Finance International SA:
6.25% 9/15/17 (f)	195	198
6.8% 9/15/37 (f)	608	618
Illinois Power Co. 6.125% 11/15/17	165	158
Nevada Power Co. 6.5% 5/15/18	165	165
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	235	198
Southern California Edison Co. 5.95% 2/1/38	225	223
		3,091
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	302
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	193
6.5% 9/15/37	445	444
NiSource Finance Corp. 5.45% 9/15/20	335	286
		923
TOTAL UTILITIES		4,316
TOTAL NONCONVERTIBLE BONDS		49,313
TOTAL CORPORATE BONDS (Cost $54,047)		51,385
U.S. Government and Government Agency Obligations - 5.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae 5% 2/16/12	2,000	2,080
Freddie Mac:
3.5% 5/29/13	15,770	15,379
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4% 6/12/13	$ 2,342	$ 2,333
5.25% 7/18/11	1,896	1,985
5.75% 1/15/12	2,024	2,157
Tennessee Valley Authority 5.375% 4/1/56	405	415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,349
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,724	21,480
2.625% 7/15/17	2,111	2,287
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		23,767
U.S. Treasury Obligations - 1.8%
U.S. Treasury Notes:
3.125% 8/31/13 (g)	7,485	7,487
3.375% 6/30/13 (e)	13,554	13,745
TOTAL U.S. TREASURY OBLIGATIONS		21,232
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,443)		69,348
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 2.7%
4.5% 4/1/20	176	173
5% 12/1/21 to 5/1/22	3,519	3,490
5.5% 9/1/38 (g)	10,000	9,870
5.5% 9/1/38 (g)	10,000	9,870
5.616% 7/1/37 (i)	106	108
6% 11/1/32 to 10/1/37	8,817	8,927
6.028% 4/1/36 (i)	81	83
6.252% 6/1/36 (i)	27	27
6.309% 4/1/36 (i)	79	81
TOTAL FANNIE MAE		32,629
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.4%
5.735% 10/1/35 (i)	$ 46	$ 47
5.853% 6/1/36 (i)	95	97
5.984% 7/1/37 (i)	474	483
6% 9/1/38 (g)	16,000	16,125
6.045% 6/1/36 (i)	90	92
6.063% 4/1/36 (i)	150	153
6.11% 6/1/36 (i)	87	89
TOTAL FREDDIE MAC		17,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,110)		49,715
Asset-Backed Securities - 0.0%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.8719% 11/25/50 (i)	22	18
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	100
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (f)(i)	470	451
TOTAL ASSET-BACKED SECURITIES (Cost $591)		569
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3742% 2/25/37 (i)	79	74
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (i)	121	113
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7741% 11/25/33 (i)	156	147
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.7027% 10/25/35 (i)	201	185
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1082% 6/25/35 (i)	103	94
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 4.3173% 7/25/35 (i)	$ 178	$ 163
Series 2005-AR3 Class 2A1, 4.2121% 3/25/35 (i)	66	61
TOTAL PRIVATE SPONSOR		837
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	348	355
Series 2002-9 Class PC, 6% 3/25/17	52	54
TOTAL U.S. GOVERNMENT AGENCY		409
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,294)		1,246
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	175	169
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	393
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	693	680
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	435	420
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.6687% 1/15/37 (f)(i)(k)	5,049	105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	463
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	94	94
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	426
Morgan Stanley Capital I Trust Series 2007-HQ12 Class A2, 5.6325% 4/12/49 (i)	535	518
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	423	413
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	$ 355	$ 326
Series 2007-C32 Class A2, 5.7357% 6/15/49 (i)	140	136
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	350	322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,512)		4,465
Fixed-Income Funds - 19.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	156,130	13,170
Fidelity Commercial Mortgage-Backed Securities Central Fund (j)	291,433	25,879
Fidelity Corporate Bond 1-10 Year Central Fund (j)	585,427	56,418
Fidelity High Income Central Fund 2 (j)	200,117	19,738
Fidelity Mortgage Backed Securities Central Fund (j)	898,549	88,196
Fidelity Ultra-Short Central Fund (j)	330,506	27,012
TOTAL FIXED-INCOME FUNDS (Cost $246,813)		230,413
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 2.31% (b)	43,577,344	43,577
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(d)	11,575,076	11,575
TOTAL MONEY MARKET FUNDS (Cost $55,152)		55,152
Cash Equivalents - 0.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.14%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $10,362)	$ 10,364	$ 10,362
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,272,881)		1,267,940
NET OTHER ASSETS - (5.5)%		(66,003)
NET ASSETS - 100%		$ 1,201,937
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34	Dec. 2034	$ 57	(48)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	100	1
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	300	24
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	242	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	$ 214	$ 7
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	200	(3)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.03%	March 2013	200	(3)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	200	(1)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	300	(273)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	200	(182)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(104)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	61	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03%	Dec. 2034	81	(70)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(389)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	90	(84)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(177)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust
Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 200	$ (184)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	200	(181)
TOTAL CREDIT DEFAULT SWAPS		$ 3,618	$ (1,711)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	34
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	73
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	303
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	500
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 910
		$ 21,618	$ (801)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,152,000 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $870,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	6/6/08	$ 891
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,362,000 due 9/02/08 at 2.14%
Banc of America Securities LLC	$ 3,296
Bank of America, NA	7,066
$ 10,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 686
Fidelity 1-3 Year Duration Securitized Bond Central Fund	782
Fidelity Cash Central Fund	1,277
Fidelity Commercial Mortgage-Backed Securities Central Fund	1,450
Fidelity Corporate Bond 1-10 Year Central Fund	3,335
Fidelity Mortgage Backed Securities Central Fund	5,406
Fidelity Securities Lending Cash Central Fund	233
Fidelity Ultra-Short Central Fund	2,032
Total	$ 15,201
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 20,530	$ 782	$ 6,074	$ 13,170	0.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	26,989	1,449	-	25,879	0.7%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 54,534	$ 13,338	$ 9,997	$ 56,418	0.7%
Fidelity High Income Central Fund 2	-	28,617*	8,674	19,738	0.0%
Fidelity Mortgage Backed Securities Central Fund	132,512	5,407	50,058	88,196	1.0%
Fidelity Ultra-Short Central Fund	64,377	17,357	47,494	27,012	0.8%
Total	$ 298,942	$ 66,950	$ 122,297	$ 230,413
* Includes the value of shares received through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.6%
AAA,AA,A	8.8%
BBB	4.5%
BB	0.8%
B	1.0%
CCC,CC,C	0.1%
D	0.0%
Not Rated	0.0%
Equities	66.1%
Short-Term Investments and Net Other Assets	(1.9)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Canada	1.6%
United Kingdom	1.1%
Bermuda	1.1%
Switzerland	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008

Assets
Investment in securities, at value (including securities loaned of $21,088 and repurchase agreements of $10,362) - See accompanying schedule: Unaffiliated issuers (cost $970,916)	$ 982,375
Fidelity Central Funds (cost $301,965)	285,565
Total Investments (cost $1,272,881)		$ 1,267,940
Foreign currency held at value (cost $146)		146
Receivable for investments sold		12,243
Receivable for swap agreements		5
Receivable for fund shares sold		1,553
Dividends receivable		779
Interest receivable		1,573
Distributions receivable from Fidelity Central Funds		1,124
Unrealized appreciation on swap agreements		946
Prepaid expenses		1
Other receivables		98
Total assets		1,286,408

Liabilities
Payable to custodian bank	$ 86
Payable for investments purchased Regular delivery	6,522
Delayed delivery	50,470
Payable for fund shares redeemed	2,394
Unrealized depreciation on swap agreements	1,747
Accrued management fee	407
Distribution fees payable	482
Other affiliated payables	280
Other payables and accrued expenses	146
Collateral on securities loaned, at value	21,937
Total liabilities		84,471

Net Assets		$ 1,201,937
Net Assets consist of:
Paid in capital		$ 1,205,500
Distributions in excess of net investment income		(43)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,123
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,643)
Net Assets		$ 1,201,937

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($270,492 ÷ 18,596.9 shares)	$ 14.55

Maximum offering price per share (100/94.25 of $14.55)	$ 15.44
Class T: Net Asset Value and redemption price per share ($778,293 ÷ 53,095.1 shares)	$ 14.66

Maximum offering price per share (100/96.50 of $14.66)	$ 15.19
Class B: Net Asset Value and offering price per share ($44,758 ÷ 3,084.1 shares)A	$ 14.51

Class C: Net Asset Value and offering price per share ($79,342 ÷ 5,476.8 shares)A	$ 14.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,052 ÷ 1,968.7 shares)	$ 14.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Dividends		$ 12,659
Interest		8,889
Income from Fidelity Central Funds		15,201
Total income		36,749

Expenses
Management fee	$ 5,365
Transfer agent fees	2,994
Distribution fees	6,424
Accounting and security lending fees	538
Custodian fees and expenses	173
Independent trustees' compensation	5
Registration fees	98
Audit	103
Legal	9
Interest	2
Miscellaneous	111
Total expenses before reductions	15,822
Expense reductions	(48)	15,774
Net investment income (loss)		20,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8)	27,095
Fidelity Central Funds	(6,176)
Investment not meeting investment restrictions	17
Foreign currency transactions	24
Swap agreements	2,299
Total net realized gain (loss)		23,259
Change in net unrealized appreciation (depreciation) on: Investment securities	(147,348)
Assets and liabilities in foreign currencies	(4)
Swap agreements	(968)
Total change in net unrealized appreciation (depreciation)		(148,320)
Net gain (loss)		(125,061)
Net increase (decrease) in net assets resulting from operations		$ (104,086)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,975	$ 22,744
Net realized gain (loss)	23,259	103,314
Change in net unrealized appreciation (depreciation)	(148,320)	44,301
Net increase (decrease) in net assets resulting from operations	(104,086)	170,359
Distributions to shareholders from net investment income	(25,979)	(23,310)
Distributions to shareholders from net realized gain	(106,465)	(67,457)
Total distributions	(132,444)	(90,767)
Share transactions - net increase (decrease)	46,614	(13,255)
Total increase (decrease) in net assets	(189,916)	66,337

Net Assets
Beginning of period	1,391,853	1,325,516
End of period (including distributions in excess of net investment income of $43 and undistributed net investment income of $4,171, respectively)	$ 1,201,937	$ 1,391,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11
Income from Investment Operations
Net investment income (loss) E	.29	.32	.21	.33	.37 H	.34
Net realized and unrealized gain (loss)	(1.42)	1.84	.84	.58	.59	1.33
Total from investment operations	(1.13)	2.16	1.05	.91	.96	1.67
Distributions from net investment income	(.36)	(.34)	(.22)	(.39)	(.36)	(.34)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.69)	(1.19)	(1.21) M	(.39)	(.36)	(.34)
Net asset value, end of period	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Total Return B,C,D	(7.52)%	13.55%	6.66%	5.77%	6.28%	12.04%
Ratios to Average Net Assets F,J
Expenses before reductions	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of fee waivers, if any	.98%	.98%	.99% A	1.00%	.98%	.96%
Expenses net of all reductions	.97%	.97%	.98% A	.96%	.97%	.95%
Net investment income (loss)	1.82%	1.89%	1.70% A	2.05%	2.35%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 266	$ 208	$ 169	$ 149	$ 131
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17
Income from Investment Operations
Net investment income (loss) E	.25	.28	.18	.29	.33 H	.30
Net realized and unrealized gain (loss)	(1.44)	1.85	.86	.58	.60	1.33
Total from investment operations	(1.19)	2.13	1.04	.87	.93	1.63
Distributions from net investment income	(.31)	(.29)	(.18)	(.35)	(.31)	(.30)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.64)	(1.14)	(1.18)	(.35)	(.31)	(.30)
Net asset value, end of period	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Total Return B,C,D	(7.77)%	13.32%	6.53%	5.47%	6.05%	11.68%
Ratios to Average Net Assets F,J
Expenses before reductions	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of fee waivers, if any	1.20%	1.20%	1.22% A	1.24%	1.24%	1.22%
Expenses net of all reductions	1.20%	1.20%	1.21% A	1.21%	1.23%	1.21%
Net investment income (loss)	1.59%	1.66%	1.47% A	1.81%	2.08%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 948	$ 949	$ 1,038	$ 1,278	$ 1,350
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06
Income from Investment Operations
Net investment income (loss) E	.16	.18	.10	.19	.24 H	.22
Net realized and unrealized gain (loss)	(1.43)	1.82	.85	.59	.59	1.32
Total from investment operations	(1.27)	2.00	.95	.78	.83	1.54
Distributions from net investment income	(.21)	(.18)	(.11)	(.26)	(.23)	(.22)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.54)	(1.03)	(1.10) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Total Return B,C,D	(8.31)%	12.59%	6.03%	4.92%	5.43%	11.08%
Ratios to Average Net Assets F,J
Expenses before reductions	1.79%	1.80%	1.84% A	1.85%	1.84%	1.79%
Expenses net of fee waivers, if any	1.79%	1.80%	1.84% A	1.83%	1.80%	1.79%
Expenses net of all reductions	1.78%	1.80%	1.83% A	1.80%	1.80%	1.78%
Net investment income (loss)	1.00%	1.06%	.85% A	1.21%	1.52%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 64	$ 79	$ 99	$ 122	$ 128
Portfolio turnover rate G	103% L	88%L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2008

2007

2006 I

2005 K

2004 K

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.16	.19	.11	.20	.24 H	.22
Net realized and unrealized gain (loss)	(1.41)	1.82	.84	.58	.60	1.32
Total from investment operations	(1.25)	2.01	.95	.78	.84	1.54
Distributions from net investment income	(.23)	(.20)	(.12)	(.26)	(.23)	(.22)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.56)	(1.05)	(1.11) M	(.26)	(.23)	(.22)
Net asset value, end of period	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Total Return B,C,D	(8.22)%	12.66%	6.04%	4.94%	5.50%	11.09%
Ratios to Average Net Assets F,J
Expenses before reductions	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of fee waivers, if any	1.74%	1.75%	1.78% A	1.81%	1.80%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.77% A	1.77%	1.80%	1.77%
Net investment income (loss)	1.05%	1.11%	.91% A	1.24%	1.52%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 82	$ 73	$ 73	$ 79	$ 77
Portfolio turnover rate G	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2008

2007

2006 H

2005 J

2004 J

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25
Income from Investment Operations
Net investment income (loss) D	.33	.38	.25	.37	.41 G	.38
Net realized and unrealized gain (loss)	(1.44)	1.86	.85	.59	.60	1.34
Total from investment operations	(1.11)	2.24	1.10	.96	1.01	1.72
Distributions from net investment income	(.40)	(.39)	(.24)	(.43)	(.39)	(.38)
Distributions from net realized gain	(1.33)	(.85)	(1.00)	-	-	-
Total distributions	(1.73)	(1.24)	(1.24)	(.43)	(.39)	(.38)
Net asset value, end of period	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Total Return B,C	(7.29)%	13.92%	6.89%	6.04%	6.55%	12.31%
Ratios to Average Net Assets E,I
Expenses before reductions	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of fee waivers, if any	.71%	.68%	.69% A	.75%	.74%	.70%
Expenses net of all reductions	.70%	.67%	.67% A	.71%	.73%	.68%
Net investment income (loss)	2.09%	2.18%	2.00% A	2.30%	2.59%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 32	$ 17	$ 20	$ 28	$ 39
Portfolio turnover rate F	103% L	88% L	59% A	145%	68%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Manage- ment, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	Fidelity Manage- ment & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Exchange-In-Kind. On March 28, 2008, the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $27,932 (which included $1,566 of unrealized depreciation) for 279 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Fund 2, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 133,006
Unrealized depreciation	(141,112)
Net unrealized appreciation (depreciation)	(8,106)
Undistributed ordinary income	1,511
Undistributed long-term capital gain	2,722

Cost for federal income tax purposes	$ 1,276,046

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Ordinary Income	$ 45,141	$ 68,546
Long-term Capital Gains	87,303	22,221
Total	$ 132,444	$ 90,767

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and non-taxable in-kind transactions, aggregated $716,101 and $768,636, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 702	$ 54
Class T	.25%	.25%	4,345	48
Class B	.75%	.25%	550	414
Class C	.75%	.25%	827	130
			$ 6,424	$ 646

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	38
Class B*	89
Class C*	7
$ 210

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 677.24
Class T	1,875.22
Class B	165.30
Class C	210.25
Institutional Class	67.22
	$ 2,994

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $31. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $233.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,206. The weighted average interest rate was 3.25%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 11
Class T	6
Class C	1
Institutional Class	2
$ 20

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $91, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

Annual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2008	2007
From net investment income
Class A	$ 6,349	$ 4,655
Class T	16,924	16,414
Class B	728	780
Class C	1,209	923
Institutional Class	769	538
Total	$ 25,979	$ 23,310
Years ended August 31,	2008	2007
From net realized gain
Class A	$ 20,978	$ 11,423
Class T	71,765	47,585
Class B	4,800	3,708
Class C	6,415	3,782
Institutional Class	2,507	959
Total	$ 106,465	$ 67,457

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class A
Shares sold	6,357	5,539	$ 100,338	$ 94,218
Reinvestment of distributions	1,587	935	26,266	15,548
Shares redeemed	(4,655)	(3,854)	(71,808)	(65,262)
Net increase (decrease)	3,289	2,620	$ 54,796	$ 44,504
Class T
Shares sold	7,304	7,223	$ 114,982	$ 123,920
Reinvestment of distributions	5,080	3,675	85,131	61,488
Shares redeemed	(13,527)	(14,158)	(214,462)	(241,873)
Net increase (decrease)	(1,143)	(3,260)	$ (14,349)	$ (56,465)
Class B
Shares sold	482	567	$ 7,577	$ 9,616
Reinvestment of distributions	302	247	5,034	4,089
Shares redeemed	(1,371)	(1,984)	(21,423)	(33,529)
Net increase (decrease)	(587)	(1,170)	$ (8,812)	$ (19,824)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended August 31,	2008	2007	2008	2007
Class C
Shares sold	1,566	1,116	$ 24,649	$ 18,955
Reinvestment of distributions	397	246	6,599	4,079
Shares redeemed	(1,246)	(1,055)	(19,444)	(17,869)
Net increase (decrease)	717	307	$ 11,804	$ 5,165
Institutional Class
Shares sold	826	1,083	$ 13,366	$ 18,622
Reinvestment of distributions	173	84	2,907	1,412
Shares redeemed	(823)	(384)	(13,098)	(6,669)
Net increase (decrease)	176	783	$ 3,175	$ 13,365

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008
Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Advisor Balanced. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Advisor Balanced. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds, President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present) and Group Chief Investments Officer of FMR. Mr. Wetlaufer is Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-
present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Advisor Balanced. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-
2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Balanced. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Advisor Balanced. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Advisor Balanced. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-
present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Advisor Balanced. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-
present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-
2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Balanced. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Balanced Fund: Institutional Class voted to pay on October 6, 2008, to shareholders of record at the opening of business on October 3, 2008, a distribution of $0.05 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.037 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008, $19,405,026, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,868,092 of distributions paid during the period January 1, 2008 to August 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 3%, 24%, 34%, and 38% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 4%, 27%, 39%, and 45% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1008
1.786674.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$ 84,000	$ -	$ 5,600	$ -

August 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$ 72,000	$ -	$ 5,200	$ -

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 410,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A
Deloitte Entities	$1,075,000	$400,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008